Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
March 31, 2019

Shares		Security	Value
		COMMON STOCKS—100.2%
		Consumer Discretionary—9.9%
5,100		Best Buy Co., Inc.	$ 362,406
2,800		Carnival Corp.	142,016
3,000		Home Depot, Inc.	575,670
4,700		Ross Stores, Inc.	437,570
3,900		Whirlpool Corp.	518,271
			2,035,933
		Consumer Staples—9.6%
3,200		Costco Wholesale Corp.	774,848
8,400		Mondelez International, Inc. - Class "A"	419,328
4,600		Philip Morris International, Inc.	406,594
5,700		Walgreens Boots Alliance, Inc.	360,639
			1,961,409
		Energy—5.6%
6,400		Chevron Corp.	788,352
5,500		Occidental Petroleum Corp.	364,100
			1,152,452
		Exchange Traded Funds—3.7%
2,700		SPDR S&P 500 ETF Trust (ETF)	762,696
		Financials—15.6%
4,400		Allstate Corp.	414,392
4,500		American Express Co.	491,850
16,100		Bank of America Corp.	444,199
7,500		BB&T Corp.	348,975
1,200		BlackRock, Inc.	512,844
7,500		JPMorgan Chase & Co.	759,225
5,400		Morgan Stanley	227,880
			3,199,365
		Health Care—10.2%
4,400	*	Celgene Corp.	415,096
9,800		Medtronic, PLC	892,584
5,500		Merck & Co., Inc.	457,435
1,700		Stryker Corp.	335,784
			2,100,899
		Industrials—13.4%
7,800		Delta Air Lines, Inc.	402,870
4,300		Honeywell International, Inc.	683,356
1,500	Lockheed Martin Corp.		450,240
2,500	Parker Hannifin Corp.		429,050
2,100	Raytheon Co.		382,368
2,400	Union Pacific Corp.		401,280
			2,749,164
	Information Technology—25.2%
5,100	Apple, Inc.		968,745
2,100	Broadcom, Inc.		631,491
15,700	Cisco Systems, Inc.		847,643
8,400	Intel Corp.		451,080
2,600	International Business Machines Corp.		366,860
3,000	Mastercard, Inc. - Class "A"		706,350
8,300	Microsoft Corp.		978,902
2,100	Texas Instruments, Inc.		222,747
			5,173,818
	Materials—4.7%
10,700	DowDuPont, Inc.		570,417
6,800	Nucor Corp.		396,780
			967,197
	Utilities—2.3%
2,400	NextEra Energy, Inc.		463,968
Total Value of Common Stocks (cost $18,325,234)		100.2%	20,566,901
Excess of Liabilities Over Other Assets		(.2)	(47,004)
Net Assets	100.0%		$ 20,519,897

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor's Depository Receipts

At March 31, 2019, the cost of investments for federal income tax purposes was $17,889,693. Accumulated net unrealized appreciation on investments was $1,925,650, consisting of $2,657,961 gross unrealized appreciation and
$732,311 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
March 31, 2019

	Expiration	Exercise
CALL OPTIONS WRITTEN—(3.7)%	Date	Price	Contracts	Value
Allstate Corp.	4/18/19	$ 97.50	(44)	($1,166)
American Express Co.	7/19/19	120.00	(45)	(4,860)
Apple, Inc.	6/21/19	200.00	(51)	(22,950)
Bank of America Corp.	4/18/19	30.00	(161)	(885)
BB&T, Inc.	6/21/19	55.00	(75)	(375)
Best Buy Co., Inc.	6/21/19	55.00	(51)	(85,935)
BlackRock, Inc.	4/18/19	440.00	(12)	(4,860)
Broadcom, Inc.	6/21/19	310.00	(21)	(24,045)
Carnival Corp.	4/18/19	60.00	(28)	(140)
Celgene Corp.	7/19/19	90.00	(44)	(31,680)
Chevron Corp.	6/21/19	125.00	(56)	(17,024)
Chevron Corp.	1/17/20	120.00	(8)	(7,880)
Cisco Systems, Inc.	6/21/19	55.00	(157)	(24,335)
Costco Wholesale Corp.	6/21/19	220.00	(28)	(69,580)
Costco Wholesale Corp.	1/17/20	230.00	(4)	(10,410)
Delta Air Lines, Inc.	4/18/19	52.50	(78)	(8,268)
DowDuPont, Inc.	6/21/19	57.50	(107)	(10,539)
Home Depot, Inc.	6/21/19	190.00	(30)	(23,925)
Honeywell International, Inc.	4/18/19	160.00	(43)	(9,740)
Intel Corp.	4/18/19	52.50	(68)	(12,002)
Intel Corp.	7/19/19	50.00	(16)	(8,240)
International Business Machines Corp.	6/21/19	135.00	(23)	(20,872)
International Business Machines Corp.	1/17/20	130.00	(3)	(4,815)
JPMorgan Chase & Co.	4/18/19	110.00	(57)	(228)
JPMorgan Chase & Co.	6/21/19	100.00	(18)	(7,695)
Lockheed Martin Corp.	1/17/20	290.00	(15)	(38,925)
Mastercard, Inc. - Class "A"	6/21/19	220.00	(26)	(54,080)
Mastercard, Inc. - Class "A"	6/21/19	210.00	(4)	(11,570)
Medtronic, PLC	6/21/19	97.50	(98)	(8,379)
Merck & Co., Inc.	4/26/19	83.00	(55)	(7,947)
Microsoft Corp.	4/18/19	110.00	(43)	(35,690)
Microsoft Corp.	6/21/19	115.00	(40)	(26,000)
Mondelez International, Inc. - Class "A"	5/17/19	50.00	(84)	(11,382)
Morgan Stanley	4/18/19	46.00	(54)	(621)
NextEra Energy, Inc.	6/21/19	185.00	(22)	(24,640)
NextEra Energy, Inc.	6/21/19	180.00	(2)	(3,060)
Occidental Petroleum Corp.	4/18/19	67.50	(55)	(3,850)
Parker Hannifin Corp.	4/18/19	175.00	(22)	(3,905)
Parker Hannifin Corp.	5/17/19	170.00	(3)	(2,100)
Phillip Morris International, Inc.	4/18/19	90.00	(46)	(5,451)
Raytheon Co.	1/17/20	185.00	(18)	(21,195)
Raytheon Co.	1/17/20	180.00	(3)	(4,313)
Ross Stores, Inc.	5/17/19	95.00	(47)	(9,753)
SPDR S&P 500 ETF Trust	4/18/19	281.00	(27)	(12,123)
Stryker Corp.	6/21/19	200.00	(9)	(5,580)
Stryker Corp.	6/21/19	195.00	(8)	(7,200)
Texas Instruments, Inc.	6/21/19	115.00	(21)	(2,919)
Union Pacific Corp.	4/18/19	175.00	(9)	(603)
Union Pacific Corp.	4/18/19	170.00	(15)	(3,405)
Walgreens Boots Alliance, Inc.	7/19/19	65.00	(57)	(16,673)
Whirlpool Corp.	6/21/19	140.00	(39)	(17,745)
Total Value of Call Options Written (premium received $474,990)				($751,558)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$20,566,901	$-	$-	$20,566,901

Liabilities
Call Options Written	$-	$(751,558)	$-	$(751,558)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2019

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS—90.1%
			Communication Services—6.1%
61,084			AT&T, Inc.	$ 1,915,594
54,050			Comcast Corp. - Special Shares "A"	2,160,919
44,200			Verizon Communications, Inc.	2,613,546
8,050			Walt Disney Co.	893,791
				7,583,850
			Consumer Discretionary—4.1%
10,800			Acushnet Holdings Corp.	249,912
29,800			American Eagle Outfitters, Inc.	660,666
24,100			DSW, Inc. - Class "A"	535,502
8,750			Lowe's Cos., Inc.	957,862
5,750			McDonald's Corp.	1,091,925
6,300			Oxford Industries, Inc.	474,138
7,950			Penske Automotive Group, Inc.	354,968
23,300			Tapestry, Inc.	757,017
				5,081,990
			Consumer Staples—7.6%
34,050			Coca-Cola Co.	1,595,583
10,000			Kimberly-Clark Corp.	1,239,000
15,700			PepsiCo, Inc.	1,924,035
13,850			Philip Morris International, Inc.	1,224,202
18,250			Procter & Gamble Co.	1,898,913
15,550			Walmart, Inc.	1,516,592
				9,398,325
			Energy—9.4%
9,800			Anadarko Petroleum Corp.	445,704
43,901			BP, PLC (ADR)	1,919,352
22,100			Chevron Corp.	2,722,278
14,950			ConocoPhillips	997,763
77,450			EnCana Corp.	560,738
23,000			ExxonMobil Corp.	1,858,400
14,764			Marathon Petroleum Corp.	883,625
9,250			Royal Dutch Shell, PLC - Class "A" (ADR)	578,958
14,650			Schlumberger, Ltd.	638,301
31,200			Suncor Energy, Inc.	1,011,816
				11,616,935
			Financials—19.3%
29,650		*	AllianceBernstein Holding, LP (MLP)	856,588
11,000			American Express Co.	1,202,300
71,650			Bank of America Corp.	1,976,823
22,000			Bank of New York Mellon Corp.	1,109,460
6,100		*	Berkshire Hathaway, Inc. - Class "B"	1,225,429
1,650			BlackRock, Inc.	705,160
14,467			Chubb, Ltd.	2,026,537
19,600			Citigroup, Inc.	1,219,512
4,550			Goldman Sachs Group, Inc.	873,554
14,655			Hamilton Lane, Inc. - Class "A"	638,665
62,700			Investors Bancorp, Inc.	742,995
25,200			iShares S&P U.S. Preferred Stock Index Fund (ETF)	921,060
28,350			JPMorgan Chase & Co.	2,869,870
13,550			MetLife, Inc.	576,824
31,900			Old National Bancorp of Indiana	523,160
7,850			PNC Financial Services Group, Inc.	962,881
11,050			Popular, Inc.	576,037
47,650			Regions Financial Corp.	674,248
41,000			Sterling Bancorp	763,830
9,550			Travelers Cos., Inc.	1,309,878
43,750			Wells Fargo & Co.	2,114,000
				23,868,811
			Health Care—13.5%
13,250			Abbott Laboratories	1,059,205
3,200			Anthem, Inc.	918,336
18,850			Bristol-Myers Squibb Co.	899,333
3,205			CVS Health Corp.	172,846
7,950			Eli Lilly & Co.	1,031,592
22,850			GlaxoSmithKline, PLC (ADR)	954,901
15,850			Johnson & Johnson	2,215,671
18,362			Medtronic, PLC	1,672,411
31,670			Merck & Co., Inc.	2,633,994
57,385			Pfizer, Inc.	2,437,141
16,866			Phibro Animal Health Corp. - Class "A"	556,578
25,600			Smith & Nephew, PLC (ADR)	1,026,816
4,450			UnitedHealth Group, Inc.	1,100,307
				16,679,131
			Industrials—7.8%
2,300			3M Co.	477,894
15,450			Eaton Corp., PLC	1,244,652
4,400			General Dynamics Corp.	744,832
7,400			Honeywell International, Inc.	1,176,008
10,300			Ingersoll-Rand, PLC	1,111,885
8,050			Kansas City Southern, Inc.	933,639
4,180			Lockheed Martin Corp.	1,254,669
9,550			United Parcel Service, Inc. - Class "B"	1,067,117
12,700			United Technologies Corp.	1,636,903
				9,647,599
			Information Technology—10.5%
5,390			Apple, Inc.	1,023,830
51,200			Cisco Systems, Inc.	2,764,288
42,550			HP Enterprise Co.	656,546
31,250			HP, Inc.	607,187
45,850			Intel Corp.	2,462,145
14,400			Maxim Integrated Products, Inc.	765,648
23,100			Microsoft Corp.	2,724,414
27,050			QUALCOMM, Inc.	1,542,662
3,650			Texas Instruments, Inc.	387,156
				12,933,876
			Materials—3.5%
27,331			DowDuPont, Inc.	1,457,016
7,400			Eastman Chemical Co.	561,512
14,300			FMC Corp.	1,098,526
3,900			Linde, PLC	686,127
13,374		*	Livent Corp.	164,233
3,500			LyondellBasell Industries NV - Class "A"	294,280
				4,261,694
			Real Estate—2.7%
27,450			Americold Realty Trust (REIT)	837,499
33,384			Brookfield Property Partners (REIT)	686,709
18,090			Douglas Emmett, Inc. (REIT)	731,198
5,900			Federal Realty Investment Trust (REIT)	813,315
10,193			Urstadt Biddle Properties, Inc. (REIT)	210,384
				3,279,105
			Utilities—5.6%
8,250			American Electric Power Co., Inc.	690,937
23,000			CenterPoint Energy, Inc.	706,100
10,350			Dominion Energy, Inc.	793,431
7,100			Duke Energy Corp.	639,000
19,300			Exelon Corp.	967,509
15,200			FirstEnergy Corp.	632,472
5,500			NextEra Energy, Inc.	1,063,260
15,400			PPL Corp.	488,796
15,800			Utilities Select Sector SPDR Fund (ETF)	919,086
				6,900,591
Total Value of Common Stocks (cost $83,034,508)				111,251,907
			PREFERRED STOCKS—1.7%
			Financials—1.1%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049	202,041
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2020	550,988
24,000			U.S. Bancorp, Series K, 5.5%, 2023	609,840
				1,362,869
			Real Estate—.6%
11,400			Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049	284,544
			Urstadt Biddle Properties, Inc. (REIT):
11,000			Series G, 6.75%, 2049	284,680
8,300			Series H, 6.25%, 2022	218,373
				787,597
Total Value of Preferred Stocks (cost $2,095,099)				2,150,466
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—6.9%
			U.S. Treasury Bills:
$4,500	M		2.37%, 4/9/2019	4,497,629
4,000	M		2.396%, 4/11/2019	3,997,368
Total Value of Short-Term U.S. Government Obligations (cost $8,494,962)				8,494,997
Total Value of Investments (cost $93,624,569)			98.7%	121,897,370
Other Assets, Less Liabilities			1.3	1,573,817
Net Assets			100.0%	$ 123,471,187

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depository Receipts

At March 31, 2019, the cost of investments for federal income tax purposes was $93,837,945. Accumulated net unrealized appreciation on
investments was $28,040,615, consisting of $30,396,675 gross unrealized appreciation and $2,356,060 gross unrealized depreciation.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
March 31, 2019

	Expiration	Exercise
CALL OPTIONS WRITTEN—(0.0)%	Date	Price	Contracts	Value
Apple, Inc.	4/18/19	$ 190.00	(20)	($7,450)
CVS Health Corp.	4/12/19	56.50	(30)	(960)
Johnson & Johnson	4/18/19	140.00	(20)	(4,050)
Microsoft Corp	4/5/19	115.00	(20)	(6,350)
Total Value of Call Options Written (premium received $15,911)				($18,810)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$111,251,907	$-	$-	$111,251,907
Preferred Stocks*	2,150,466	-	-	2,150,466
Short-Term U.S. Government
Obligations	-	8,494,997	-	8,494,997
	$113,402,373	$8,494,997	$-	$121,897,370

Liabilities
Call Options Written	$-	$(18,810)	$-	$(18,810)

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
March 31, 2019

Principal
Amount		Security			Value
		CORPORATE BONDS—91.1%
		Aerospace/Defense—1.5%
		Bombardier, Inc.:
$425	M	6%, 10/15/2022	(a)		$ 430,844
275	M	7.5%, 12/1/2024	(a)		286,344
		TransDigm, Inc.:
250	M	6.5%, 7/15/2024			257,813
250	M	6.25%, 3/15/2026	(a)		261,000
325	M	Triumph Group, Inc., 5.25%, 6/1/2022			313,625
					1,549,626
		Automotive—3.1%
425	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026	(a)		313,437
475	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			464,312
125	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			129,181
225	M	Avis Budget Group, Inc., 6.375%, 4/1/2024	(a)		229,781
175	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		154,525
150	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)		153,750
		Dana Holding Corp.:
100	M	6%, 9/15/2023			102,875
250	M	5.5%, 12/15/2024			250,000
		Hertz Corp.:
250	M	5.875%, 10/15/2020			250,250
250	M	7.625%, 6/1/2022	(a)		256,500
300	M	J.B. Poindexter & Co., 7.125%, 4/15/2026	(a)		302,349
250	M	LKQ Corp., 4.75%, 5/15/2023			252,763
		Panther BF Aggeregator 2, LP:
50	M	6.25%, 5/15/2026	(a)	(b)	51,125
100	M	8.5%, 5/15/2027	(a)	(b)	100,500
275	M	Tenneco, Inc., 5%, 7/15/2026			221,375
					3,232,723
		Building Materials—1.1%
325	M	Building Materials Corp., 5.375%, 11/15/2024	(a)		334,344
400	M	Griffon Corp., 5.25%, 3/1/2022			395,000
300	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026	(a)		292,533
200	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)		204,000
					1,225,877
		Chemicals—2.5%
250	M	Avantor, Inc., 9%, 10/1/2025	(a)		271,562
275	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			315,989
50	M	CF Industries, Inc., 4.95%, 6/1/2043			43,062
225	M	Chemours Co., 6.625%, 5/15/2023			233,457
150	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		157,687
250	M	Kraton Polymers, LLC, 7%, 4/15/2025	(a)		253,750
175	M	Neon Holdings, Inc., 10.125%, 4/1/2026	(a)		178,938
225	M	PQ Corp., 6.75%, 11/15/2022	(a)		234,281
350	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		311,500
75	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		70,688
150	M	Tronox, Inc., 6.5%, 4/15/2026	(a)		143,723
375	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		385,125
					2,599,762
		Consumer Non-Durables—1.9%
275	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025	(a)		272,250
		Energizer Holdings, Inc.:
250	M	5.5%, 6/15/2025	(a)		248,045
125	M	6.375%, 7/15/2026	(a)		128,437
75	M	7.75%, 1/15/2027	(a)		80,062
475	M	First Quality Finance Co., 4.625%, 5/15/2021	(a)		476,188
250	M	KGA Escrow, LLC, 7.5%, 8/15/2023	(a)		254,688
509	M	Reynolds Group Holdings, Inc., 5.75%, 10/15/2020			510,054
					1,969,724
		Energy—12.9%
250	M	Andeavor Logistics, LP, 6.875%, 12/29/2049			251,396
125	M	Antero Resources Corp., 5.375%, 11/1/2021			125,937
250	M	Apergy Corp., 6.375%, 5/1/2026			254,062
525	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		521,062
		Blue Racer Midstream, LLC:
200	M	6.125%, 11/15/2022	(a)		204,000
250	M	6.625%, 7/15/2026	(a)		256,250
325	M	California Resources Corp., 8%, 12/15/2022	(a)		256,035
225	M	Callon Petroleum Co., 6.375%, 7/1/2026			226,687
		Carrizo Oil & Gas, Inc.:
50	M	6.25%, 4/15/2023			49,437
75	M	8.25%, 7/15/2025			77,625
		Chesapeake Energy Corp.:
150	M	4.875%, 4/15/2022			148,500
400	M	7%, 10/1/2024			400,500
275	M	8%, 6/15/2027			272,250
500	M	CITGO Petroleum Corp., 6.25%, 8/15/2022	(a)		498,750
		Consolidated Energy Finance SA:
375	M	6.3609%, 6/15/2022	(a)	†	373,889
250	M	6.875%, 6/15/2025	(a)		253,125
250	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)		232,500
		Crestwood Midstream Partners, LP:
250	M	6.25%, 4/1/2023			257,500
450	M	5.75%, 4/1/2025			463,500
250	M	CrownRock, LP, 5.625%, 10/15/2025	(a)		240,937
		DCP Midstream Operating, LP:
250	M	3.875%, 3/15/2023	(a)		249,375
275	M	5.85%, 5/21/2043			257,812
275	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025			273,625
		Diamondback Energy, Inc.:
125	M	4.75%, 11/1/2024	(a)		128,256
75	M	4.75%, 11/1/2024			76,954
375	M	EnLink Midstream Partners, LP, 4.85%, 7/15/2026			373,669
400	M	Exterran Partners, LP, 6%, 10/1/2022			405,000
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022			205,500
100	M	5.625%, 6/15/2024			96,500
300	M	Global Partners, LP, 6.25%, 7/15/2022			297,750
		Gulfport Energy Corp.:
200	M	6.625%, 5/1/2023			195,000
175	M	6.375%, 5/15/2025			159,031
		Laredo Petroleum, Inc.:
200	M	5.625%, 1/15/2022			183,750
250	M	6.25%, 3/15/2023			224,375
125	M	Matador Resources Co., 5.875%, 9/15/2026			125,313
325	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024	(a)		270,156
225	M	MEG Energy Corp., 6.375%, 1/30/2023	(a)		208,969
50	M	Murphy Oil Corp., 4.45%, 12/1/2022			50,281
275	M	Nabors Industries, Inc., 5.75%, 2/1/2025			247,838
150	M	Northern Oil and Gas, Inc., 9.5%, 5/15/2023			156,390
		Oasis Petroleum, Inc.:
250	M	6.875%, 1/15/2023			250,625
175	M	6.25%, 5/1/2026	(a)		167,125
250	M	Parkland Fuel Corp., 6%, 4/1/2026	(a)		253,513
		Parsley Energy, LLC:
125	M	5.25%, 8/15/2025	(a)		123,750
50	M	5.625%, 10/15/2027	(a)		50,000
		Precision Drilling Corp.:
103	M	6.5%, 12/15/2021			104,095
150	M	7.125%, 1/15/2026	(a)		149,484
200	M	QEP Resources, Inc., 6.875%, 3/1/2021			206,000
		Range Resources Corp.:
150	M	5.75%, 6/1/2021			153,000
75	M	5%, 8/15/2022	(a)		74,625
		SM Energy Co.:
300	M	5%, 1/15/2024			279,000
50	M	6.625%, 1/15/2027			47,750
100	M	Southwestern Energy Co., 7.5%, 4/1/2026			102,500
375	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027			357,188
		Sunoco, LP:
300	M	4.875%, 1/15/2023			305,520
175	M	5.875%, 3/15/2028			174,125
95	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024	(a)		96,390
142	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025	(a)		144,231
250	M	Tullow Oil, PLC, 6.25%, 4/15/2022	(a)		251,813
200	M	USA Compression Partners, LP, 6.875%, 9/1/2027	(a)		204,250
		Whiting Petroleum Corp.:
250	M	6.25%, 4/1/2023			252,500
175	M	6.625%, 1/15/2026			172,375
		WPX Energy, Inc.:
94	M	6%, 1/15/2022			97,995
50	M	5.75%, 6/1/2026			50,938
					13,618,278
		Financials—5.5%
175	M	Acrisure, LLC, 8.125%, 2/15/2024	(a)		181,656
225	M	Ally Financial, Inc., 8%, 11/1/2031			280,406
75	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025	(a)		82,219
		Colfax Corp.:
125	M	6%, 2/15/2024	(a)		130,625
75	M	6.375%, 2/15/2026	(a)		79,921
225	M	Credit Suisse Group AG, 7.5%, 12/11/2023	(a)		238,420
275	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024	(a)		259,875
		DAE Funding, LLC:
125	M	5.75%, 11/15/2023	(a)		128,750
550	M	5%, 8/1/2024	(a)		558,250
		Icahn Enterprises, LP:
200	M	6.25%, 2/1/2022			205,670
275	M	6.75%, 2/1/2024			287,719
200	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024	(a)		193,440
		Ladder Capital Finance Holdings, LLLP:
200	M	5.25%, 3/15/2022	(a)		203,500
400	M	5.25%, 10/1/2025	(a)		385,000
575	M	Navient Corp., 5.875%, 3/25/2021			595,844
		Park Aerospace Holdings:
81	M	4.5%, 3/15/2023	(a)		80,798
525	M	5.5%, 2/15/2024	(a)		546,341
		Springleaf Finance Corp.:
75	M	7.75%, 10/1/2021			81,094
250	M	5.625%, 3/15/2023			254,063
100	M	6.125%, 3/15/2024			102,498
250	M	6.875%, 3/15/2025			258,438
300	M	7.125%, 3/15/2026			305,999
200	M	UniCredit SpA, 5.861%, 6/19/2032	(a)		184,564
225	M	Wand Merger Corp., 8.125%, 7/15/2023	(a)		232,313
					5,857,403
		Food/Beverage/Tobacco—1.7%
50	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026	(a)		51,563
300	M	JBS USA LUX SA, 6.75%, 2/15/2028	(a)		311,625
275	M	Pilgrim's Pride Corp., 5.875%, 9/30/2027	(a)		277,750
		Post Holdings, Inc.:
250	M	5.5%, 3/1/2025	(a)		253,750
400	M	5.75%, 3/1/2027	(a)		403,500
550	M	Sigma Holdco BV, 7.875%, 5/15/2026	(a)		510,125
					1,808,313
		Food/Drug—.3%
		Albertson's Cos., LLC:
200	M	5.75%, 3/15/2025			190,750
100	M	7.5%, 3/15/2026	(a)		103,375
					294,125
		Forest Products/Containers—2.5%
		Ardagh Holdings USA, Inc.:
200	M	4.625%, 5/15/2023	(a)		201,750
475	M	7.25%, 5/15/2024	(a)		502,170
		Berry Global, Inc.:
250	M	5.5%, 5/15/2022			254,687
225	M	7%, 2/15/2026	(a)		223,875
250	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)		249,137
200	M	Crown Americas, LLC, 4.5%, 1/15/2023			202,500
200	M	Greif, Inc., 6.5%, 3/1/2027	(a)		205,000
		Mercer International, Inc.:
50	M	7.75%, 12/1/2022			52,062
175	M	6.5%, 2/1/2024			179,813
125	M	7.375%, 1/15/2025	(a)		131,563
175	M	Multi-Color Corp., 4.875%, 11/1/2025	(a)		181,125
250	M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026	(a)		250,625
					2,634,307
		Gaming/Leisure—5.6%
200	M	AMC Entertainment, Inc., 5.75%, 6/15/2025			187,710
		AMC Networks, Inc.:
275	M	5%, 4/1/2024			277,035
100	M	4.75%, 8/1/2025			99,500
		Boyd Gaming Corp.:
375	M	6.875%, 5/15/2023			390,937
200	M	6%, 8/15/2026			205,750
200	M	Cedar Fair, LP, 5.375%, 6/1/2024			205,238
1,075	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025	(a)		1,038,041
400	M	Golden Nugget, Inc., 8.75%, 10/1/2025	(a)		421,000
475	M	IRB Holding Corp., 6.75%, 2/15/2026	(a)		447,688
575	M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021	(a)		593,688
50	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)		51,687
200	M	MGM Resorts International, 6%, 3/15/2023			211,500
250	M	National CineMedia, LLC, 6%, 4/15/2022			253,750
525	M	Scientific Games International, Inc., 5%, 10/15/2025	(a)		515,813
175	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)		190,138
		Viking Cruises, Ltd.:
600	M	6.25%, 5/15/2025	(a)		612,000
175	M	5.875%, 9/15/2027	(a)		170,712
					5,872,187
		Health Care—7.8%
125	M	AMN Healthcare, Inc, 5.125%, 10/1/2024	(a)		123,594
		Bausch Health Cos., Inc.:
50	M	6.5%, 3/15/2022	(a)		51,813
175	M	5.5%, 3/1/2023	(a)		176,531
500	M	7%, 3/15/2024	(a)		530,250
350	M	6.125%, 4/15/2025	(a)		347,375
525	M	9%, 12/15/2025	(a)		572,276
150	M	8.5%, 1/31/2027	(a)		159,375
300	M	Centene Corp., 6.125%, 2/15/2024			314,715
		CHS/Community Health Systems, Inc.:
100	M	5.125%, 8/1/2021			98,810
375	M	6.25%, 3/31/2023			354,244
825	M	DaVita, Inc., 5.125%, 7/15/2024			816,750
225	M	Endo Finance, LLC, 6%, 7/15/2023	(a)		174,375
		HCA, Inc.:
250	M	6.25%, 2/15/2021			263,338
475	M	5.875%, 5/1/2023			507,656
225	M	5.375%, 2/1/2025			239,062
350	M	5.875%, 2/15/2026			378,875
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023			178,109
200	M	5.75%, 11/1/2024			203,250
		Mallinckrodt Finance SB:
275	M	5.75%, 8/1/2022	(a)		257,125
225	M	5.5%, 4/15/2025	(a)		176,625
300	M	MEDNAX, Inc., 6.25%, 1/15/2027	(a)		303,750
		Molina Healthcare, Inc.:
400	M	5.375%, 11/15/2022			416,744
250	M	4.875%, 6/15/2025	(a)		248,125
125	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024	(a)		125,000
175	M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(a)		177,888
250	M	Polaris Intermediate Corp., 8.5%, 12/1/2022	(a)		247,562
675	M	Syneos Health, Inc., 7.5%, 10/1/2024	(a)		713,813
100	M	Tenet Healthcare Corp., 5.125%, 5/1/2025			100,755
					8,257,785
		Home-Building—.2%
250	M	William Lyon Homes, Inc., 6%, 9/1/2023			243,125
		Information Technology—5.0%
980	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		994,700
275	M	Anixter, Inc., 6%, 12/1/2025	(a)		289,437
250	M	CDW, LLC, 5%, 9/1/2025			257,187
		CommScope Finance, LLC:
75	M	5.5%, 3/1/2024	(a)		76,897
125	M	6%, 3/1/2026	(a)		129,609
475	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)		463,576
		Diamond 1 Finance Corp.:
375	M	5.875%, 6/15/2021	(a)		382,176
225	M	7.125%, 6/15/2024	(a)		238,585
150	M	J2 Cloud Services, LLC, 6%, 7/15/2025	(a)		156,375
150	M	Nielsen Finance, LLC, 5%, 4/15/2022	(a)		148,875
		Nuance Communications, Inc.:
350	M	6%, 7/1/2024			360,063
150	M	5.625%, 12/15/2026			154,490
375	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		335,018
575	M	Solera, LLC, 10.5%, 3/1/2024	(a)		626,129
325	M	Symantec Corp., 5%, 4/15/2025	(a)		325,793
100	M	VeriSign, Inc., 4.75%, 7/15/2027			100,387
275	M	Verscend Holding Corp., 9.75%, 8/15/2026	(a)		275,344
					5,314,641
		Manufacturing—2.5%
375	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		389,531
500	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025	(a)		451,250
250	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		269,375
425	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		410,125
300	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025			300,375
325	M	Manitowoc Co., Inc., 9%, 4/1/2026	(a)		329,875
200	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027			200,000
350	M	Wabash National Corp., 5.5%, 10/1/2025	(a)		328,125
					2,678,656
		Media-Broadcasting—2.5%
		Belo Corp.:
100	M	7.75%, 6/1/2027			109,750
225	M	7.25%, 9/15/2027			241,312
450	M	LIN Television Corp., 5.875%, 11/15/2022			462,938
		Nexstar Broadcasting, Inc.:
225	M	6.125%, 2/15/2022	(a)		228,937
200	M	5.625%, 8/1/2024	(a)		203,500
		Sinclair Television Group, Inc.:
300	M	5.625%, 8/1/2024	(a)		303,375
100	M	5.875%, 3/15/2026	(a)		101,125
225	M	5.125%, 2/15/2027	(a)		216,562
725	M	Sirius XM Radio, Inc., 6%, 7/15/2024	(a)		754,000
					2,621,499
		Media-Cable TV—10.2%
		Altice Financing SA:
525	M	6.625%, 2/15/2023	(a)		538,125
200	M	7.5%, 5/15/2026	(a)		197,900
200	M	Altice Finco SA, 7.625%, 2/15/2025	(a)		182,750
		Altice France SA:
600	M	6.25%, 5/15/2024	(a)		606,750
200	M	8.125%, 2/1/2027	(a)		202,750
		CCO Holdings, LLC:
200	M	5.25%, 9/30/2022			204,125
275	M	5.125%, 2/15/2023			280,500
150	M	5.75%, 9/1/2023			153,375
500	M	5.875%, 4/1/2024	(a)		523,805
475	M	5.875%, 5/1/2027	(a)		494,142
150	M	5%, 2/1/2028	(a)		148,297
600	M	Clear Channel International, 8.75%, 12/15/2020	(a)		618,750
		Clear Channel Worldwide Holdings, Inc.:
650	M	Series "A", 6.5%, 11/15/2022			668,687
550	M	Series "B", 6.5%, 11/15/2022			564,437
300	M	9.25%, 2/15/2024	(a)		318,750
		CSC Holdings, LLC:
750	M	5.375%, 7/15/2023	(a)		765,937
225	M	7.75%, 7/15/2025	(a)		241,875
200	M	6.625%, 10/15/2025	(a)		212,500
950	M	10.875%, 10/15/2025	(a)		1,099,150
200	M	7.5%, 4/1/2028	(a)		215,310
		DISH DBS Corp.:
225	M	5%, 3/15/2023			203,344
250	M	5.875%, 11/15/2024			210,937
		Gray Television, Inc.:
50	M	5.125%, 10/15/2024	(a)		50,328
275	M	5.875%, 7/15/2026	(a)		280,555
225	M	Mediacom Broadband, LLC, 5.5%, 4/15/2021			226,024
900	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)		940,759
		Netflix, Inc.:
100	M	4.375%, 11/15/2026			98,375
100	M	4.875%, 4/15/2028			99,250
375	M	Unitymedia GmbH, 6.125%, 1/15/2025	(a)		391,088
					10,738,575
		Media-Diversified—1.5%
375	M	Gannett Co., Inc., 6.375%, 10/15/2023			389,063
225	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			231,187
900	M	Tribune Media Co., 5.875%, 7/15/2022			923,063
					1,543,313
		Metals/Mining—4.9%
350	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023			380,625
125	M	Big River Steel, LLC, 7.25%, 9/1/2025	(a)		130,975
250	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025			240,000
		Commercial Metals Co.:
525	M	4.875%, 5/15/2023			528,937
175	M	5.375%, 7/15/2027			168,875
250	M	Constellium NV, 5.75%, 5/15/2024	(a)		250,625
		First Quantum Minerals, Ltd.:
400	M	7.25%, 5/15/2022	(a)		404,000
350	M	6.5%, 3/1/2024	(a)		329,000
175	M	HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)		182,000
450	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		475,875
100	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022	(a)		100,125
250	M	Natural Resource Partners, LP, 10.5%, 3/15/2022			264,062
250	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)		220,625
		Novelis, Inc.:
275	M	6.25%, 8/15/2024	(a)		281,875
350	M	5.875%, 9/30/2026	(a)		349,563
525	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		532,875
300	M	TMS International Corp., 7.25%, 8/15/2025	(a)		291,306
					5,131,343
		Real Estate—1.3%
		Geo Group, Inc.:
100	M	5.125%, 4/1/2023			89,250
225	M	6%, 4/15/2026			189,563
150	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		150,750
		Iron Mountain, Inc.:
225	M	5.75%, 8/15/2024			227,813
250	M	5.25%, 3/15/2028	(a)		242,813
175	M	Lennar Corp., 4.875%, 12/15/2023			180,906
80	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024			83,800
225	M	Sabra Health Care, LP, 5.125%, 8/15/2026			220,469
					1,385,364
		Retail-General Merchandise—1.8%
		1011778 B.C., ULC:
500	M	4.625%, 1/15/2022	(a)		503,605
250	M	5%, 10/15/2025	(a)		247,575
		AmeriGas Partners, LP:
125	M	5.625%, 5/20/2024			127,656
250	M	5.5%, 5/20/2025			250,312
225	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			132,750
150	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)		153,375
425	M	L Brands, Inc., 6.75%, 7/1/2036			359,125
125	M	SRS Distribution, Inc., 8.25%, 7/1/2026	(a)		120,625
					1,895,023
		Services—2.0%
225	M	AECOM, 5.125%, 3/15/2027			218,531
650	M	First Data Corp., 5.375%, 8/15/2023	(a)		665,438
325	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)		310,375
50	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)		49,687
225	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)		236,813
		United Rentals, Inc.:
150	M	4.625%, 10/15/2025			148,500
100	M	6.5%, 12/15/2026			105,500
325	M	5.5%, 5/15/2027			329,062
					2,063,906
		Telecommunications—3.5%
		Frontier Communications Corp.:
450	M	11%, 9/15/2025			298,406
200	M	8.5%, 4/1/2026	(a)		186,500
75	M	8%, 4/1/2027	(a)		77,625
		GCI, Inc.:
300	M	6.75%, 6/1/2021			301,875
950	M	6.875%, 4/15/2025			996,313
225	M	Qwest Corp., 7.25%, 9/15/2025			242,453
125	M	Telecom Italia Capital SA, 7.2%, 7/18/2036			127,550
200	M	Telecom Italia SpA, 5.303%, 5/30/2024			201,750
375	M	Telesat Canada, 8.875%, 11/15/2024	(a)		405,000
		Zayo Group, LLC:
350	M	6%, 4/1/2023			356,125
250	M	6.375%, 5/15/2025			252,188
275	M	5.75%, 1/15/2027	(a)		275,082
					3,720,867
		Transportation—1.8%
375	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		399,375
		Fly Leasing, Ltd.:
275	M	6.375%, 10/15/2021			279,125
250	M	5.25%, 10/15/2024			241,250
225	M	Mobile Mini, Inc., 5.875%, 7/1/2024			229,500
750	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		758,438
					1,907,688
		Utilities—2.9%
150	M	AES Corp., 6%, 5/15/2026			159,747
		Calpine Corp.:
100	M	5.75%, 1/15/2025			99,750
275	M	5.25%, 6/1/2026	(a)		274,656
250	M	Cheniere Corpus Christi Holdings, 5.125%, 6/30/2027			262,812
75	M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025	(a)		75,562
300	M	Drax Finco, PLC, 6.625%, 11/1/2025	(a)		305,250
257	M	Dynegy, Inc., 7.375%, 11/1/2022			267,280
30	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			31,267
125	M	NRG Yield Operating, LLC, 5%, 9/15/2026			119,688
303	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		326,016
850	M	Targa Resources Partners, LP, 4.25%, 11/15/2023			848,938
250	M	Terraform Power Operating, LLC, 5%, 1/31/2028	(a)		242,187
					3,013,153
		Waste Management—.4%
275	M	Covanta Holding Corp., 5.875%, 7/1/2025			280,844
175	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)		170,625
					451,469
		Wireless Communications—4.2%
125	M	Hughes Satellite Systems Corp., 5.25%, 8/1/2026			124,531
150	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		153,030
525	M	Intelsat Jackson Holdings SA, 8.5%, 10/15/2024	(a)		513,188
		Level 3 Financing, Inc.:
250	M	6.125%, 1/15/2021			252,550
75	M	5.375%, 8/15/2022			75,563
250	M	5.125%, 5/1/2023			253,125
300	M	5.375%, 1/15/2024			306,330
850	M	Sprint Communications, Inc., 6%, 11/15/2022			858,755
		Sprint Corp.:
625	M	7.875%, 9/15/2023			656,250
125	M	7.125%, 6/15/2024			127,188
150	M	7.625%, 2/15/2025			153,375
450	M	7.625%, 3/1/2026			457,200
		T-Mobile USA, Inc.:
50	M	6.5%, 1/15/2024			52,062
250	M	6%, 4/15/2024			260,313
200	M	5.125%, 4/15/2025			205,500
					4,448,960
Total Value of Corporate Bonds (cost $96,189,285)					96,077,692
		LOAN PARTICIPATIONS†—5.5%
		Chemicals—.9%
		Flint Group:
70	M	5.7793%, 9/6/2021			64,340
424	M	5.7793%, 9/7/2021			389,717
475	M	Univar USA, Inc., 4.9986%, 7/1/2024			470,647
					924,704
		Consumer Non-Durables—.2%
249	M	Reynolds Group Holdings, Inc., 5.2486%, 2/5/2023			246,806
		Energy—.1%
75	M	Centurion Pipeline, LLC, 5.851%, 9/26/2025			74,766
		Food/Beverage/Tobacco—.7%
494	M	Chobani, LLC, 5.9986%, 10/9/2023			472,718
323	M	Sigma Bidco BV, 5.6031%, 7/2/2025			314,365
					787,083
		Gaming/Leisure—.8%
400	M	Dorna Sports SL, 5.883%, 4/12/2024			392,334
485	M	Stars Group Holdings BV, 6.101%, 7/10/2025			484,588
					876,922
		Health Care—.3%
348	M	Inovalon Holdings, Inc., 6%, 4/2/2025			347,379
		Media-Diversified—.6%
125	M	DiscoverOrg., LLC, 7.2363%, 2/2/2026			124,141
500	M	Tribune Media Co., 5.4986%, 1/29/2024			500,625
					624,766
		Metals/Mining—.5%
500	M	Zekelman Industries, Inc., 4.74%, 6/14/2021			495,624
		Telecommunication Services—.8%
800	M	Intelsat Jackson Holdings SA, 6.9898%, 1/2/2024			803,628
		Telecommunications—.5%
499	M	CenturyLink, Inc., 5.2486%, 1/31/2025			488,374
		Utilities—.1%
120	M	Edgewater Generation, 3.75%, 12/12/2025		(b)	119,850
Total Value of Loan Participations (cost $5,825,593)					5,789,902
		PASS-THROUGH CERTIFICATES—.3%
		Transportation
386	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $399,544)	(a)		392,214
Total Value of Investments (cost $102,414,422)		96.9%			102,259,808
Other Assets, Less Liabilities		3.1			3,224,124
Net Assets		100.0%			$ 105,483,932

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2019, the Fund held one hundred eighty-eight 144A securities with an aggregate value of $55,057,753 representing 52.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Summary of Abbreviations:
	LLLP	Limited Liability Limited Partnership
	PTT	Pass-Through Trust
	ULC	Unlimited Liability Corporation

At March 31, 2019, the cost of investments for federal income tax purposes was $102,506,626. Accumulated net unrealized depreciation on investments was $246,818, consisting of $1,547,354 gross unrealized appreciation and
$1,794,172 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$96,077,692	$-	$96,077,692
Loan Participations	-	5,789,902	-	5,789,902
Pass-Through Certificates	-	392,214	-	392,214
Total Investments in Securities*	$-	$102,259,808	$-	$102,259,808

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2019

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS—94.1%
			Communication Services—8.4%
3,300		*	Alphabet, Inc. - Class "A"		$ 3,883,737
226,550			AT&T, Inc.		7,104,608
52,100			CBS Corp. - Class "B"		2,476,313
217,450			Comcast Corp. - Special Shares "A"		8,693,651
86,650			Fox Corp. - Class "B"		3,109,002
13,600		*	Take-Two Interactive Software, Inc.		1,283,432
162,600			Verizon Communications, Inc.		9,614,538
45,277			Walt Disney Co.		5,027,105
					41,192,386
			Consumer Discretionary—4.4%
35,650			Aptiv, PLC		2,833,819
49,950			Aramark Holdings Corp.		1,476,022
9,700		*	Burlington Stores, Inc.		1,519,796
20,500			Home Depot, Inc.		3,933,745
35,350			Lowe's Cos., Inc.		3,869,765
18,900			McDonald's Corp.		3,589,110
15,700			Ross Stores, Inc.		1,461,670
89,850			Tapestry, Inc.		2,919,227
					21,603,154
			Consumer Staples—7.1%
22,000			Altria Group, Inc.		1,263,460
106,668			Coca-Cola Co.		4,998,462
113,029			Koninklijke Ahold Delhaize NV (ADR)		3,003,746
49,550			Mondelez International, Inc. - Class "A"		2,473,536
49,300			PepsiCo, Inc.		6,041,715
50,300			Philip Morris International, Inc.		4,446,017
62,200			Procter & Gamble Co.		6,471,910
62,350			Walmart, Inc.		6,080,996
					34,779,842
			Energy—9.4%
165,788			BP, PLC (ADR)		7,248,251
73,300			Chevron Corp.		9,029,094
77,200			ConocoPhillips		5,152,328
22,800			EOG Resources, Inc.		2,170,104
101,350			ExxonMobil Corp.		8,189,080
45,700			Hess Corp.		2,752,511
55,822			Marathon Petroleum Corp.		3,340,947
142,007			Suncor Energy, Inc.		4,605,287
42,800			Valero Energy Corp.		3,630,724
					46,118,326
			Financials—17.1%
44,506			American Express Co.		4,864,506
298,150			Bank of America Corp.		8,225,958
93,950			Bank of New York Mellon Corp.		4,737,898
36,650		*	Berkshire Hathaway, Inc. - Class "B"		7,362,618
55,500			Chubb, Ltd.		7,774,440
93,250			Citigroup, Inc.		5,802,015
60,700			Citizens Financial Group, Inc.		1,972,750
29,093			Discover Financial Services		2,070,258
15,800			Goldman Sachs Group, Inc.		3,033,442
110,288			JPMorgan Chase & Co.		11,164,454
54,950			Morgan Stanley		2,318,890
34,400			PNC Financial Services Group, Inc.		4,219,504
54,400			Sterling Bancorp		1,013,472
27,600			Travelers Cos., Inc.		3,785,616
120,200			U.S. Bancorp		5,792,438
199,567			Wells Fargo & Co.		9,643,077
					83,781,336
			Health Care—16.0%
53,000			Abbott Laboratories		4,236,820
17,850			Anthem, Inc.		5,122,593
22,000		*	Centene Corp.		1,168,200
22,703			CVS Health Corp.		1,224,373
38,850			Eli Lilly & Co.		5,041,176
54,000			Gilead Sciences, Inc.		3,510,540
38,100			Hill-Rom Holdings, Inc.		4,033,266
44,925			Johnson & Johnson		6,280,066
66,300			Koninklijke Philips NV (ADR)		2,709,018
72,512			Medtronic, PLC		6,604,393
110,643			Merck & Co., Inc.		9,202,178
198,993			Pfizer, Inc.		8,451,233
60,350			Smith & Nephew, PLC (ADR)		2,420,639
22,893			Thermo Fisher Scientific, Inc.		6,266,272
16,000			UnitedHealth Group, Inc.		3,956,160
38,400			Zimmer Biomet Holdings, Inc.		4,903,680
33,072			Zoetis, Inc.		3,329,358
					78,459,965
			Industrials—8.7%
9,394			3M Co.		1,951,885
4,550			Boeing Co.		1,735,461
45,350			Eaton Corp., PLC		3,653,396
78,550		*	Gardner Denver Holdings, Inc.		2,184,475
42,000			Honeywell International, Inc.		6,674,640
41,700			Ingersoll-Rand, PLC		4,501,515
16,650			Lockheed Martin Corp.		4,997,664
27,000			Owens Corning		1,272,240
16,600			Stanley Black & Decker, Inc.		2,260,422
41,050			Union Pacific Corp.		6,863,560
52,350			United Technologies Corp.		6,747,392
					42,842,650
			Information Technology—13.3%
17,600			Apple, Inc.		3,343,120
88,900			Applied Materials, Inc.		3,525,774
18,250			ASML Holdings NV		3,431,913
184,050			Cisco Systems, Inc.		9,936,859
72,800			Corning, Inc.		2,409,680
99,350			eBay, Inc.		3,689,859
13,200		*	FleetCor Technologies, Inc.		3,254,988
170,400			Intel Corp.		9,150,480
72,250			Microsoft Corp.		8,521,165
13,350			NXP Semiconductors NV		1,180,007
45,300			Oracle Corp.		2,433,063
101,638			QUALCOMM, Inc.		5,796,415
30,700		*	Synopsys, Inc.		3,535,105
29,500			TE Connectivity, Ltd.		2,382,125
25,250			Texas Instruments, Inc.		2,678,268
					65,268,821
			Materials—3.3%
19,950			Celanese Corp.		1,967,270
86,000			DowDuPont, Inc.		4,584,660
47,550			FMC Corp.		3,652,791
20,200			Linde, PLC		3,553,786
28,800			LyondellBasell Industries NV - Class "A"		2,421,504
					16,180,011
			Real Estate—.7%
13,600			Crown Castle International Corp. (REIT)		1,740,800
12,800			Federal Realty Investment Trust (REIT)		1,764,480
					3,505,280
			Utilities—5.7%
31,750			American Electric Power Co., Inc.		2,659,062
54,400			CMS Energy Corp.		3,021,376
26,950			Entergy Corp.		2,577,228
53,600			Exelon Corp.		2,686,968
64,100			FirstEnergy Corp.		2,667,201
15,600			NextEra Energy, Inc.		3,015,792
31,450			Pinnacle West Capital Corp.		3,005,991
47,050			Utilities Select Sector SPDR Fund (ETF)		2,736,899
35,300			WEC Energy Group, Inc.		2,791,524
49,000			Xcel Energy, Inc.		2,754,290
					27,916,331
Total Value of Common Stocks (cost $329,879,988)					461,648,102
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—5.3%
			U.S. Treasury Bills:
$13,000	M		2.37%, 4/9/2019		12,993,149
13,000	M		2.396%, 4/11/2019		12,991,446
Total Value of Short-Term U.S. Government Obligations (cost $25,984,484)					25,984,595
Total Value of Investments (cost $355,864,472)				99.4%	487,632,697
Other Assets, Less Liabilities				.6	2,808,358
Net Assets				100.0%	$ 490,441,055

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depository Receipts

At March 31, 2019, the cost of investments for federal income tax purposes was $357,944,220. Accumulated net unrealized appreciation on investments was $129,634,582, consisting of $135,367,614 gross unrealized appreciation and $5,733,032 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2019

	Expiration	Exercise
CALL OPTIONS WRITTEN—(0.0)%	Date	Price	Contracts	Value
Apple, Inc.	4/18/19	190.00	(30)	($11,175)
CVS Health Corp.	4/12/19	$56.50	(60)	(1,920)
FleetCor Technlogies, Inc.	4/18/19	240.00	(30)	(25,200)
Johnson & Johnson	4/18/19	140.00	(30)	(6,075)
Microsoft Corp.	4/5/19	115.00	(30)	(9,525)
Total Value of Call Options Written (premium received $38,112)				($53,895)

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$461,648,102	$-	$-	$461,648,102
Short-Term U.S. Government
Obligations	-	25,984,595	-	25,984,595
	$461,648,102	$25,984,595	$-	$487,632,697

Liabilities
Call Options Written	$-	$(53,895)	$-	$(53,895)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2019

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS—95.7%
		United Kingdom—14.0%
78,187		Ashtead Group, PLC	$ 1,886,496
142,072		Bunzl, PLC	4,685,278
35,024		DCC, PLC	3,026,703
61,903		Diageo, PLC	2,530,044
38,230		London Stock Exchange	2,365,661
29,697		Reckitt Benckiser Group, PLC	2,468,497
173,469		RELX NV	3,706,935
327,551		Rentokil Initial, PLC	1,507,252
			22,176,866
		France—11.7%
17,777		Air Liquide SA	2,260,363
11,340		L'Oreal SA	3,050,425
4,614		LVMH Moet Hennessy Louis Vuitton SE	1,697,138
29,605		Safran SA	4,059,869
22,383		Teleperformance SE	4,022,342
34,773		VINCI SA	3,382,670
			18,472,807
		United States—10.7%
3,354	*	Alphabet, Inc. - Class "C"	3,935,282
2,997	*	Booking Holdings, Inc.	5,229,495
22,848		Mastercard, Inc. - Class "A"	5,379,562
25,748		Medtronic, PLC	2,345,128
			16,889,467
		Canada—10.2%
107,730		Alimentation Couche-Tard, Inc. - Class "B"	6,346,021
52,993		Canadian National Railway Co.	4,743,931
5,950		Constellation Software, Inc.	5,042,373
			16,132,325
		India—8.3%
223,411		HDFC Bank, Ltd.	7,478,423
114,721		Housing Development Finance Corp., Ltd.	3,259,467
845,682		Power Grid Corp. of India, Ltd.	2,415,886
			13,153,776
		Germany—5.2%
63,417		Fresenius SE & Co KGaA	3,539,845
39,864		SAP SE	4,605,918
			8,145,763
		Netherlands—5.1%
24,576		Heineken NV	2,593,622
94,809		Unilever NV - CVA	5,506,932
			8,100,554
		Spain—3.8%
93,064		Grifols SA - Class "A"	2,605,700
116,372		Industria de Diseno Textil SA	3,420,172
			6,025,872
		Switzerland—3.6%
59,765		Nestle SA	5,695,906
		China—3.5%
19,412	*	Alibaba Group Holding, Ltd. (ADR)	3,541,719
44,510		Tencent Holdings, Ltd.	2,046,906
			5,588,625
		Belgium—3.4%
64,953		Anheuser -Busch InBev SA	5,447,116
		Japan—2.7%
6,908		Keyence Corp.	4,298,879
		Ireland—2.4%
51,838		Kingspan Group, PLC	2,399,251
18,411		Paddy Power Betfair, PLC	1,419,869
			3,819,120
		Brazil—2.2%
66,466		Equatorial Energia SA	1,355,514
232,826		Itau Unibanco Holding SA (ADR)	2,051,197
			3,406,711
		Hong Kong—2.0%
469,440		Techtronic Industries Co., Ltd.	3,154,537
		Singapore—1.9%
159,000		United Overseas Bank	2,955,329
		Australia—1.6%
17,774		CSL, Ltd.	2,460,229
		Mexico—1.4%
836,929		Walmart de Mexico SAB de CV	2,237,387
		Taiwan—1.1%
40,739		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,668,669
		Sweden—.9%
126,827		Svenska Handelsbanken AB - Class "A"	1,338,209
Total Value of Common Stocks (cost $116,347,890)			151,168,147
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.5%
		U.S. Treasury Bills:
$2,500 M		2.37%, 4/9/2019	2,498,683
1,500 M		2.396%, 4/11/2019	1,499,013
Total Value of Short-Term U.S. Government Obligations (cost $3,997,682)			3,997,696
Total Value of Investments (cost $120,345,572)		98.2%	155,165,843
Other Assets, Less Liabilities		1.8	2,842,130
Net Assets		100.0%	$ 158,007,973

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2019, the cost of investments for federal income tax purposes was $120,588,121. Accumulated net unrealized appreciation on investments was $34,577,722, consisting of $37,441,763 gross unrealized appreciation and $2,864,041 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$22,176,866	$-	$-	$22,176,866
France	18,472,807	-	-	18,472,807
United States	16,889,467	-	-	16,889,467
Canada	16,132,325	-	-	16,132,325
India	13,153,776	-	-	13,153,776
Germany	8,145,763	-	-	8,145,763
Netherlands	8,100,554	-	-	8,100,554
Spain	6,025,872	-	-	6,025,872
Switzerland	5,695,906	-	-	5,695,906
China	5,588,625	-	-	5,588,625
Belgium	5,447,116	-	-	5,447,116
Japan	4,298,879	-	-	4,298,879
Ireland	3,819,120	-	-	3,819,120
Brazil	3,406,711	-	-	3,406,711
Hong Kong	3,154,537	-	-	3,154,537
Singapore	2,955,329	-	-	2,955,329
Australia	2,460,229	-	-	2,460,229
Mexico	2,237,387	-	-	2,237,387
Taiwan	1,668,669	-	-	1,668,669
Sweden	1,338,209	-	-	1,338,209
Short-Term U.S. Government
Obligations	-	3,997,696	-	3,997,696
Total Investments in Securities	$151,168,147	$3,997,696	$-	$155,165,843

During the period ended March 31, 2019, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2019

	Principal
	Amount
	or Shares		Security			Value
			CORPORATE BONDS—86.0%
			Aerospace/Defense—.8%
	$500	M	Rockwell Collins, Inc., 3.5%, 3/15/2027			$ 494,169
			Automotive—5.4%
	500	M	Daimler Finance NA, LLC, 3.3%, 5/19/2025	(a)		493,852
			Ford Motor Credit Co., LLC:
	600	M	8.125%, 1/15/2020			621,973
	400	M	3.81%, 1/9/2024			378,984
			General Motors Financial Co., Inc.:
	400	M	5.25%, 3/1/2026			413,182
	100	M	5.65%, 1/17/2029			103,487
			Lear Corp.:
	400	M	5.25%, 1/15/2025			416,007
	300	M	3.8%, 9/15/2027			287,741
	400	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			399,056
	300	M	Volkswagen Group America, 4%, 11/12/2021			306,188
						3,420,470
			Chemicals—3.0%
	500	M	Dow Chemical Co., 3.5%, 10/1/2024			507,628
	500	M	DowDuPont, Inc., 4.725%, 11/15/2028			540,669
	500	M	LyondellBasell Industries NV, 6%, 11/15/2021			534,973
	300	M	Nutrien, Ltd., 3.375%, 3/15/2025			296,145
						1,879,415
			Energy—10.5%
	500	M	Andeavor Logistics, LP, 5.25%, 1/15/2025			519,481
	575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		579,263
	200	M	Cimarex Energy Co., 4.375%, 3/15/2029			206,231
	399	M	Continental Resources, Inc., 5%, 9/15/2022			402,285
	400	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027			391,088
	500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			512,143
			Enterprise Products Operating:
	300	M	7.55%, 4/15/2038			404,816
	200	M	4.8%, 2/1/2049			213,053
	500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			506,001
	450	M	Kinder Morgan, Inc., 5.625%, 11/15/2023	(a)		491,699
			Magellan Midstream Partners, LP:
	500	M	5%, 3/1/2026			543,011
	400	M	4.85%, 2/1/2049			425,148
	400	M	Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029	(a)		413,669
	400	M	Noble Energy, Inc., 3.85%, 1/15/2028			394,399
			Valero Energy Corp.:
	300	M	4.35%, 6/1/2028			311,762
	300	M	6.625%, 6/15/2037			368,000
						6,682,049
			Financial Services—8.7%
	500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			536,433
	750	M	Brookfield Finance, Inc., 4.85%, 3/29/2029			771,856
	500	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)		515,495
	250	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035			231,492
	700	M	General Electric Capital Corp., 4.65%, 10/17/2021			725,775
	500	M	International Lease Finance Corp., 8.25%, 12/15/2020			540,219
	500	M	Key Bank NA, 3.4%, 5/20/2026			495,990
	400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		420,398
			Protective Life Corp.:
	600	M	7.375%, 10/15/2019			614,084
	400	M	4.3%, 9/30/2028	(a)		409,934
	300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			302,642
						5,564,318
			Financials—20.5%
			Bank of America Corp.:
	1,000	M	4.2%, 8/26/2024			1,035,571
	500	M	4%, 1/22/2025			510,206
	475	M	5.875%, 2/7/2042			593,899
	600	M	Barclays Bank, PLC, 3.75%, 5/15/2024			607,940
	300	M	Capital One Financial Corp., 3.75%, 4/24/2024			304,777
			Citigroup, Inc.:
	200	M	2.9%, 12/8/2021			200,037
	450	M	4.5%, 1/14/2022			469,540
	450	M	4.3%, 11/20/2026			457,776
	300	M	4.075%, 4/23/2029			308,055
	200	M	Deutsche Bank AG of New York, 3.7%, 5/30/2024			192,093
			Goldman Sachs Group, Inc.:
	250	M	3.85%, 7/8/2024			254,994
	1,100	M	3.5%, 11/16/2026			1,086,357
	700	M	4.223%, 5/1/2029			716,017
	250	M	HSBC Holdings, PLC, 3.95%, 5/18/2024			255,079
			JPMorgan Chase & Co.:
	800	M	3.54%, 5/1/2028		†	801,246
	250	M	4.452%, 12/5/2029			266,318
	550	M	6.4%, 5/15/2038			714,298
			Morgan Stanley:
	500	M	4.1%, 5/22/2023			515,144
	300	M	4%, 7/23/2025			309,049
	400	M	3.625%, 1/20/2027			401,314
	400	M	UBS AG, 4.875%, 8/4/2020			411,474
			UBS Group Funding (Switzerland) AG:
	300	M	4.253%, 3/23/2028	(a)		312,245
	500	M	3.491%, 5/23/2023	(a)		502,610
			Wells Fargo & Co.:
	900	M	3.45%, 2/13/2023			910,164
	250	M	4.75%, 12/7/2046			262,725
			Wells Fargo Bank, NA:
	250	M	5.85%, 2/1/2037			302,373
	250	M	6.6%, 1/15/2038			326,967
						13,028,268
			Food/Beverage/Tobacco—2.7%
	300	M	Anheuser-Busch InBev Worldwide, 4.15%, 1/23/2025			312,794
	900	M	Anheuser-Busch Co, 4.7%, 2/1/2036			900,438
	525	M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021	(a)		530,847
						1,744,079
			Forest Products/Containers—1.0%
	400	M	Packaging Corp. of America, 3.4%, 12/15/2027			389,582
	250	M	Rock-Tenn Co., 4.9%, 3/1/2022			261,358
						650,940
			Health Care—2.0%
			CVS Health Corp.:
	400	M	3.875%, 7/20/2025			405,169
	200	M	4.3%, 3/25/2028			202,834
	200	M	5.05%, 3/25/2048			201,785
	450	M	Express Scripts Holding Co., 4.75%, 11/15/2021			470,276
						1,280,064
			Information Technology—2.2%
	400	M	Corning, Inc., 7.25%, 8/15/2036			472,378
	900	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)		923,690
						1,396,068
			Manufacturing—1.8%
	400	M	Crane Co., 4.2%, 3/15/2048			378,137
	250	M	CRH America, Inc., 3.4%, 5/9/2027	(a)		239,594
	500	M	Johnson Controls International, PLC, 5%, 3/30/2020			510,549
						1,128,280
			Media-Broadcasting—.4%
	200	M	ABC, Inc., 8.75%, 8/15/2021			226,829
			Media-Cable TV—1.9%
			Comcast Corp.:
	700	M	4.25%, 1/15/2033			739,476
	250	M	4.2%, 8/15/2034			260,494
	200	M	4.7%, 10/15/2048			217,140
						1,217,110
			Media-Diversified—1.1%
	300	M	Fox Corp., 4.03%, 1/25/2024	(a)		311,179
	400	M	Time Warner, Inc., 3.6%, 7/15/2025			399,376
						710,555
			Metals/Mining—2.9%
	300	M	ArcelorMittal, 4.55%, 3/11/2026			307,032
	500	M	Arconic, Inc., 6.15%, 8/15/2020			517,002
	500	M	Glencore Funding, LLC, 4.625%, 4/29/2024	(a)		516,967
	500	M	Newmont Mining Corp., 5.125%, 10/1/2019			505,607
						1,846,608
			Real Estate—7.3%
			Alexandria Real Estate Equities, Inc.:
	400	M	3.95%, 1/15/2028			402,831
	200	M	4.85%, 4/15/2049			209,930
			Digital Realty Trust, LP:
	300	M	5.25%, 3/15/2021			311,021
	800	M	4.75%, 10/1/2025			849,004
	200	M	Duke Realty Corp., 3.25%, 6/30/2026			197,269
	300	M	Duke Realty, LP, 4%, 9/15/2028			310,269
	300	M	Essex Portfolio, LP, 3.875%, 5/1/2024			307,360
	200	M	HCP, Inc., 4.25%, 11/15/2023			208,510
	500	M	National Retail Properties, Inc., 4%, 11/15/2025			513,076
	500	M	Realty Income Corp., 3.875%, 4/15/2025			518,114
	400	M	STORE Capital Corp., 4.5%, 3/15/2028			403,688
	425	M	Vornado Realty, LP, 3.5%, 1/15/2025			422,178
						4,653,250
			Retail-General Merchandise—1.0%
	500	M	Home Depot, Inc., 5.875%, 12/16/2036			629,890
			Telecommunications—4.2%
			AT&T, Inc.:
	500	M	4.25%, 3/1/2027			514,541
	600	M	4.85%, 3/1/2039			604,750
			Verizon Communications, Inc.:
	600	M	4.329%, 9/21/2028			635,090
	900	M	4.272%, 1/15/2036			911,660
						2,666,041
			Transportation—2.7%
	400	M	Air Lease Corp., 3.875%, 7/3/2023			404,583
	300	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027	(a)		285,050
			Burlington Northern Santa Fe, LLC:
	200	M	5.75%, 5/1/2040			248,479
	400	M	5.15%, 9/1/2043			471,923
	300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		314,003
						1,724,038
			Utilities—5.9%
	200	M	Appalachian Power Co., 4.5%, 3/1/2049			208,959
	500	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			521,448
	200	M	Energy Transfer Partners, LP, 5.25%, 4/15/2029			214,657
	300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			312,168
	400	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022			405,690
	500	M	Ohio Power Co., 5.375%, 10/1/2021			532,761
	300	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			294,374
			ONEOK, Inc.:
	400	M	7.5%, 9/1/2023			463,179
	500	M	4.55%, 7/15/2028			517,553
	300	M	Sempra Energy, 3.28731%, 1/15/2021		†	297,585
						3,768,374
Total Value of Corporate Bonds (cost $54,711,641)						54,710,815
			U.S. GOVERNMENT OBLIGATIONS—6.6%
			U.S. Treasury Bonds:
	650	M	3%, 2/15/2048			672,674
	920	M	3%, 8/15/2048			952,541
	180	M	3.125%, 5/15/2048			190,905
			U.S. Treasury Notes:
	800	M	2.25%, 3/31/2021			799,687
	500	M	2.375%, 2/29/2024			503,330
	400	M	2.75%, 6/30/2025			410,383
	620	M	2.875%, 8/15/2028			644,279
Total Value of U.S. Government Obligations (cost $4,035,512)						4,173,799
			EXCHANGE TRADED FUNDS—4.7%
	34,370		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $2,947,627)			2,971,974
			PASS-THROUGH CERTIFICATES—. 7%
			Transportation
	$486	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $486,470)			476,013
Total Value of Investments (cost $62,181,250)			98.0%			62,332,601
Other Assets, Less Liabilities			2.0			1,281,551
Net Assets			100.0%			$ 63,614,152

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2019, the Fund held sixteen 144A securities with an aggregate value of $7,260,495 representing 11.4% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Summary of Abbreviations:
	ETF	Exchange Traded Funds
	PTT	Pass-Through Trust
	USD	United States Dollar

At March 31, 2019, the cost of investments for federal income tax purposes was
$62,181,250. Accumulated net unrealized appreciation on investments was
$151,351, consisting of $1,204,712 gross unrealized appreciation and $1,053,351 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$54,710,815	$-	$54,710,815
U.S. Government Obligations	-	4,173,799	-	4,173,799
Exchange Traded Funds	-	2,971,974	-	2,971,974
Pass-Through Certificates	-	476,013	-	476,013
Total Investments in Securities*	$-	$62,332,601	$-	$62,332,601

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION BOND FUND
March 31, 2019

Principal
Amount
or Shares		Security				Value
		CORPORATE BONDS—51.4%
		Automotive—7.0%
		General Motors Financial Co., Inc.:
$700	M	3.2%, 7/13/2020				$ 701,290
100	M	3.55%, 4/9/2021				100,586
100	M	4.2%, 11/6/2021				101,784
108	M	4.3469%, 1/14/2022		†		108,344
		Hyundai Capital America:
550	M	3.45%, 3/12/2021	(a)			551,209
150	M	3.7439%, 7/8/2021	(a)	†		150,027
510	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021				531,255
100	M	Volkswagen Group America, 4%, 11/12/2021				102,063
						2,346,558
		Chemicals—1.7%
170	M	Dow Chemical Co., 4.25%, 11/15/2020				173,282
400	M	DowDuPont, Inc., 3.766%, 11/15/2020				407,456
						580,738
		Energy—4.9%
580	M	Continental Resources, Inc., 5%, 9/15/2022				584,776
750	M	Magellan Midstream Partners, LP, 4.25%, 2/1/2021				768,295
300	M	Midwest Connector Capital Co., LLC., 3.625%, 4/1/2022	(a)			304,443
						1,657,514
		Financial Services—4.5%
220	M	Compass Bank, 5.5%, 4/1/2020				224,865
900	M	PNC Bank, NA, 2.7%, 11/1/2022				895,882
200	M	Protective Life Corp., 7.375%, 10/15/2019				204,695
200	M	Prudential Financial, Inc., 7.375%, 6/15/2019				201,761
						1,527,203
		Financials—14.8%
450	M	Bank of Montreal, 1.9%, 8/27/2021				442,385
600	M	Capital One Financial Corp., 3.05%, 3/9/2022				603,362
750	M	Citigroup, Inc., 2.65%, 10/26/2020				748,405
500	M	DNB Boligkreditt AS, 2.5%, 3/28/2022	(a)			498,675
100	M	Goldman Sachs Group, Inc., 5.75%, 1/24/2022				107,294
300	M	HSBC Holdings, PLC, 3.803%, 3/11/2025				304,310
500	M	JPMorgan Chase & Co., 4.5%, 1/24/2022				523,250
820	M	Morgan Stanley, 5.5%, 7/28/2021				867,970
450	M	Wells Fargo & Co., 3.45%, 2/13/2023				455,082
450	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021				448,873
						4,999,606
		Food/Beverage/Tobacco—2.4%
500	M	General Mills, Inc., 3.3189%, 4/16/2021		†		499,246
310	M	Ingredion, Inc., 4.625%, 11/1/2020				317,325
						816,571
		Health Care—5.1%
250	M	CVS Health Corp., 2.8%, 7/20/2020				249,742
500	M	Gilead Sciences, Inc., 2.55%, 9/1/2020				499,524
950	M	Halfmoon Parent, Inc., 3.2%, 9/17/2020	(a)			955,473
						1,704,739
		Media-Cable TV—.9%
300	M	Comcast Corp., 3.3%, 10/1/2020				302,936
		Metals/Mining—.3%
100	M	Viterra, Inc., 5.95%, 8/1/2020				103,409
		Real Estate—2.1%
100	M	Digital Realty Trust, LP, 2.75%, 2/1/2023				97,972
610	M	Realty Income Corp., 3.25%, 10/15/2022				620,563
						718,535
		Transportation—2.7%
200	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)			211,155
691	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)			714,582
						925,737
		Utilities—5.0%
500	M	DTE Energy Co., 3.3%, 6/15/2022				504,391
138	M	Entergy Corp., 5.125%, 9/15/2020				140,994
472	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019				477,300
565	M	Sempra Energy, 3.0609%, 3/15/2021			†	559,962
						1,682,647
Total Value of Corporate Bonds (cost $17,249,185)						17,366,193
		ASSET-BACKED SECURITIES—17.0%
		Fixed Autos—7.8%
300	M	AmeriCredit Automobile Receivables Trust, 3.13%, 2/18/2025				302,535
100	M	BMW Vehicle Lease Trust, 3.26%, 7/20/2021				100,881
150	M	CarMax Auto Owner Trust, 3.37%, 10/16/2023				151,756
100	M	GM Financial Automobile Leasing Trust, 3.31%, 4/20/2022				100,442
		Hertz Vehicle Financing Trust:
200	M	2.27%, 7/25/2020				199,598
300	M	2.96%, 10/25/2021				299,373
300	M	3.29%, 2/25/2024				298,960
360	M	Santander Drive Auto Receivables Trust, 3.03%, 9/15/2022				360,709
603	M	Tesla Auto Lease Trust, 3.71%, 8/20/2021	(a)			610,002
200	M	Volkswagen Auto Loan Enhanced Trust, 3.05%, 8/20/2021				200,587
						2,624,843
		Fixed Communication Services—3.6%
		Verizon Owner Trust:
663	M	1.92%, 12/20/2021	(a)			659,367
230	M	3.23%, 4/20/2023				232,865
300	M	2.93%, 9/20/2023				302,377
						1,194,609
		Fixed Credit Cards—4.4%
204	M	American Credit Acceptance Trust, 2.61%, 5/10/2021	(a)			203,478
300	M	Citibank Credit Card Issuance Trust, 2.49%, 1/20/2023				299,668
700	M	Discover Card Execution Note Trust, 2.19%, 4/17/2023			†	697,167
300	M	Synchrony Credit Card Master Trust, 1.93%, 6/15/2023				297,186
						1,497,499
		Fixed Manufacturing—1.2%
200	M	John Deere Owner Trust, 2.91%, 7/17/2023				201,382
210	M	Kubota Credit Owner Trust, 3.1%, 8/15/2022	(a)			211,229
						412,611
Total Value of Asset-Backed Securities (cost $5,688,165)						5,729,562
		U.S. GOVERNMENT OBLIGATIONS—12.0%
		U.S. Treasury Notes:
450	M	2.375%, 2/29/2024				452,997
3,580	M	2.75%, 11/30/2020				3,604,333
Total Value of U.S. Government Obligations (cost $4,025,333)						4,057,330
		U.S. GOVERNMENT AGENCY OBLIGATIONS—8.3%
300	M	Fannie Mae, 1.5%, 11/30/2020				295,773
2,500	M	Federal Farm Credit Bank, 2.7%, 8/27/2021				2,521,858
Total Value of U.S. Government Agency Obligations (cost $2,786,392)						2,817,631
		EXCHANGE TRADED FUNDS—5.0%
19,500		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $1,628,955)				1,686,165
		COVERED BONDS—1.9%
		Financial Services
$650	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022 (cost $650,474)	(a)			643,618
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.4%
		Fannie Mae—.8%
265	M	Fannie Mae, 2.995%, 11/1/2022				268,297
		Federal Home Loan Mortgage Corporation—. 6%
188	M	Multi-Family Structured Pass-Throughs, 2.8604%, 5/25/2024	†			187,980
Total Value of Commercial Mortgage-Backed Securities (cost $463,160)						456,277
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
363	M	Fannie Mae, 4%, 2/25/2025 (cost $391,048)				374,721
Total Value of Investments (cost $32,882,712)		98.1%				33,131,497
Other Assets, Less Liabilities		1.9				625,071
Net Assets		100.0%				$ 33,756,568

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2019, the Fund held twelve 144A securities with an aggregate value of $5,713,258 representing 16.9% of the Fund's net assets.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	USD	United States Dollar

At March 31, 2019, the cost of investments for federal income tax purposes was
$32,882,712. Accumulated net unrealized appreciation on investments was $248,785, consisting of $343,977 gross unrealized appreciation and $95,192 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$17,366,193	$-	$17,366,193
Asset-Backed Securities	-	5,729,562	-	5,729,562
U.S. Government
Obligations	-	4,057,330	-	4,057,330
U.S. Government Agency
Obligations	-	2,817,631	-	2,817,631
Exchange Traded Funds	1,686,165	-	-	1,686,165
Covered Bonds	-	643,618	-	643,618
Commercial
Mortgage-Backed Securities	-	456,277	-	456,277
Collateralized Mortgage
Obligations	-	374,721	-	374,721
Total Investments in Securities*	$1,686,165	$31,445,332	$-	$33,131,497

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset-backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
March 31, 2019

Shares		Security	Value
		COMMON STOCKS—96.2%
		Communication Services—3.1%
4,750	*	IAC/InterActive Corp.	$ 998,022
11,400		Meredith Corp.	629,964
7,400	*	Take-Two Interactive Software, Inc.	698,338
			2,326,324
		Consumer Discretionary—9.3%
23,800		Acushnet Holdings Corp.	550,732
18,000		Aramark Holdings Corp.	531,900
3,000	*	Burlington Stores, Inc.	470,040
16,250		DSW, Inc. - Class "A"	361,075
2,350		Lear Corp.	318,918
20,750	*	LKQ Corp.	588,885
4,900		Oxford Industries, Inc.	368,774
10,050		Penske Automotive Group, Inc.	448,732
6,050		Ross Stores, Inc.	563,255
22,000	*	ServiceMaster Holdings, Inc.	1,027,400
18,750		Tapestry, Inc.	609,188
27,050	*	Taylor Morrison Home Corp. - Class "A"	480,138
11,600		Wyndham Hotels & Resorts, Inc.	579,884
			6,898,921
		Consumer Staples—5.7%
16,500		Conagra Brands, Inc.	457,710
38,350		Koninklijke Ahold Delhaize NV (ADR)	1,019,151
2,500		Lancaster Colony Corp.	391,725
4,600		McCormick & Co., Inc.	692,898
20,500	*	Performance Food Group Co.	812,620
25,400	*	U.S. Foods Holding Corp.	886,714
			4,260,818
		Energy—5.0%
18,950		Cabot Oil & Gas Corp.	494,595
67,700		EnCana Corp.	490,148
6,400		EOG Resources, Inc.	609,152
27,450		Noble Energy, Inc.	678,838
13,100		PBF Energy, Inc. - Class "A"	407,934
26,850	*	ProPetro Holding Corp.	605,199
5,100		Valero Energy Corp.	432,633
			3,718,499
		Financials—16.1%
5,200		American Financial Group, Inc.	500,292
5,550		Ameriprise Financial, Inc.	710,955
25,100		Brown & Brown, Inc.	740,701
38,400		Citizens Financial Group, Inc.	1,248,000
7,000		Comerica, Inc.	513,240
8,400		Discover Financial Services	597,744
25,300		Fidelity National Financial, Inc.	924,715
8,700		First Republic Bank	874,002
7,750		IBERIABANK Corp.	555,752
11,800		iShares Russell Mid-Cap (ETF)	636,610
10,900		Nasdaq, Inc.	953,641
15,250		Popular, Inc.	794,982
11,450		Selective Insurance Group, Inc.	724,556
37,750		Sterling Bancorp	703,283
24,500		Synchrony Financial	781,550
9,000		Torchmark Corp.	737,550
			11,997,573
		Health Care—13.5%
17,650	*	Centene Corp.	937,215
7,900	*	Charles River Laboratories International, Inc.	1,147,475
7,600		Gilead Sciences, Inc.	494,076
12,700		Hill-Rom Holdings, Inc.	1,344,422
3,700		iShares Nasdaq Biotechnology (ETF)	413,660
5,700	*	Jazz Pharmaceuticals, PLC	814,815
8,400		PerkinElmer, Inc.	809,424
19,200		Phibro Animal Health Corp. - Class "A"	633,600
6,100		Quest Diagnostics, Inc.	548,512
17,400		Smith & Nephew, PLC (ADR)	697,914
4,800		Thermo Fisher Scientific, Inc.	1,313,856
3,500	*	Waters Corp.	880,985
			10,035,954
		Industrials—13.0%
10,500		ESCO Technologies, Inc.	703,815
28,250	*	Gardner Denver Holdings, Inc.	785,632
7,750		Ingersoll-Rand, PLC	836,613
12,500		ITT, Inc.	725,000
6,200		J. B. Hunt Transport Services, Inc.	627,998
9,500		Jacobs Engineering Group	714,305
5,500		Kansas City Southern, Inc.	637,890
19,550		Korn/Ferry International	875,449
21,000		Masco Corp.	825,510
11,800	*	MasTec, Inc.	567,580
10,550		Owens Corning	497,116
2,150		Roper Technologies, Inc.	735,235
17,900		Schneider National, Inc. - Class "B"	376,795
3,000		Snap-On, Inc.	469,560
10,000		Triton International, Ltd.	311,000
			9,689,498
		Information Technology—18.3%
6,600	*	Aspen Technology, Inc.	688,116
5,100	*	Autodesk, Inc.	794,682
9,000	*	Cadence Design Systems, Inc.	571,590
2,900	*	Cree, Inc.	165,938
12,000	*	Fiserv, Inc.	1,059,360
3,600	*	FleetCor Technologies, Inc.	887,724
4,800		KLA-Tencor Corp.	573,168
6,000		Leidos Holdings, Inc.	384,540
7,100		LogMeIn, Inc.	568,710
12,500		Maxim Integrated Products, Inc.	664,625
4,400	*	Mellanox Technologies, Ltd.	520,784
8,250		NetApp, Inc.	572,055
3,800	*	Proofpoint, Inc.	461,434
9,500	*	Qorvo, Inc.	681,435
1,700	*	ServiceNow, Inc.	419,033
16,650		SS&C Technologies Holdings, Inc.	1,060,439
10,150	*	Synopsys, Inc.	1,168,773
48,450		Travelport Worldwide, Ltd.	762,119
1,900	*	Ultimate Software Group, Inc.	627,247
4,800	*	Zebra Technologies Corp. - Class "A"	1,005,744
			13,637,516
		Materials—1.8%
8,700		FMC Corp.	668,334
3,750		Linde, PLC	659,738
			1,328,072
		Real Estate—5.6%
15,500		Alexander & Baldwin, Inc. (REIT)	394,320
13,750		American Campus Communities, Inc. (REIT)	654,225
36,400		Brixmor Property Group, Inc. (REIT)	668,668
18,400		Douglas Emmett, Inc. (REIT)	743,728
5,600		Federal Realty Investment Trust (REIT)	771,960
6,950		iShares U.S. Real Estate (ETF)	604,928
7,800		Liberty Property Trust (REIT)	377,676
			4,215,505
		Utilities—4.8%
29,850		CenterPoint Energy, Inc.	916,395
15,850		CMS Energy Corp.	880,309
11,400		Portland General Electric Co.	590,976
15,300		WEC Energy Group, Inc.	1,209,924
			3,597,604
Total Value of Common Stocks (cost $60,926,997)		96.2%	71,706,284
Other Assets, Less Liabilities		3.8	2,835,961
Net Assets		100.0%	$ 74,542,245

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2019, the cost of investments for federal income tax purposes was $61,020,540. Accumulated net unrealized appreciation on investments was $10,685,744, consisting of $12,955,645 gross unrealized appreciation and $2,269,901 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$71,706,284	$-	$-	$71,706,284

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2019

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS—96.4%
			Communication Services—3.4%
2,500		*	Alphabet, Inc. - Class "A"	$ 2,942,225
			Consumer Discretionary—15.2%
2,700		*	AutoZone, Inc.	2,765,124
36,348			Cinemark Holdings, Inc.	1,453,557
14,500		*	Deckers Outdoor Corp.	2,131,355
25,556			Foot Locker, Inc.	1,548,694
13,200			PVH Corp.	1,609,740
22,200			Target Corp.	1,781,772
34,100		*	TripAdvisor, Inc.	1,754,445
				13,044,687
			Consumer Staples—5.7%
15,926			Procter & Gamble Co.	1,657,100
23,100			Walgreens Boots Alliance, Inc.	1,461,537
18,400			Walmart, Inc.	1,794,552
				4,913,189
			Energy—.8%
5,360			Chevron Corp.	660,245
			Financials—7.2%
58,000			Bank of America Corp.	1,600,220
15,990			Discover Financial Services	1,137,848
28,700			Progressive Corp.	2,068,983
27,300			U.S. Bancorp	1,315,587
				6,122,638
			Health Care—16.9%
11,600			Allergan, PLC	1,698,356
28,300			Baxter International, Inc.	2,301,073
5,400		*	Biogen, Inc.	1,276,452
34,700			Bristol-Myers Squibb Co.	1,655,537
46,400		*	Centene Corp.	2,463,840
14,050		*	Elanco Animal Health, Inc.	450,584
19,786			Eli Lilly & Co.	2,567,431
14,700		*	Varian Medical Systems, Inc.	2,083,284
				14,496,557
			Industrials—14.4%
6,500			Boeing Co.	2,479,230
22,300			Dover Corp.	2,091,740
19,200			Eaton Corp., PLC	1,546,752
9,736			Huntington Ingalls Industries, Inc.	2,017,299
17,300			Landstar Systems, Inc.	1,892,447
12,500			Norfolk Southern Corp.	2,336,125
				12,363,593
			Information Technology—32.8%
12,600		*	Adobe Systems, Inc.	3,357,774
12,800		*	Arista Networks, Inc.	4,025,088
17,481			Automatic Data Processing, Inc.	2,792,415
55,500		*	Cadence Design Systems, Inc.	3,524,805
12,500		*	F5 Networks, Inc.	1,961,625
30,200		*	Fortinet, Inc.	2,535,894
20,700			Microsoft Corp.	2,441,358
38,600			NetApp, Inc.	2,676,524
10,500		*	Palo Alto Networks, Inc.	2,550,240
21,700		*	PayPal Holdings, Inc.	2,253,328
				28,119,051
Total Value of Common Stocks (cost $66,405,729)				82,662,185
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—1.2%
$1,000	M		U.S. Treasury Bills, 2.37%, 4/9/2019 (cost $999,473)	999,473
Total Value of Investments (cost $67,405,202)			97.6%	83,661,658
Other Assets, Less Liabilities			2.4	2,039,284
Net Assets			100.0%	$ 85,700,942

*	Non-income producing

At March 31, 2019, the cost of investments for federal income tax purposes was
$67,405,202. Accumulated net unrealized appreciation on investments was
$16,256,456, consisting of $18,433,620 gross unrealized appreciation and
$2,177,164 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,662,185	$-	$-	$82,662,185
Short-Term U.S. Government
Obligations	-	999,473	-	999,473
Total Investments in Securities*	$82,662,185	$999,473	$-	$83,661,658

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
March 31, 2019

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS—96.0%
			Communication Services—.9%
35,200			Meredith Corp.		$ 1,945,152
			Consumer Discretionary—11.9%
82,700			American Eagle Outfitters, Inc.		1,833,459
28,200			Cheesecake Factory, Inc.		1,379,544
14,000			Children's Place, Inc.		1,361,920
107,000			Dana, Inc.		1,898,180
70,300			DSW, Inc. - Class "A"		1,562,066
71,500		*	frontdoor, inc.		2,461,030
51,500			Haverty Furniture Cos., Inc.		1,126,820
19,800		*	Helen of Troy, Ltd.		2,296,008
63,300		*	MasterCraft Boat Holdings, Inc.		1,428,681
18,000			Oxford Industries, Inc.		1,354,680
38,800			Penske Automotive Group, Inc.		1,732,420
81,700			Ruth's Hospitality Group, Inc.		2,090,703
30,000		*	ServiceMaster Holdings, Inc.		1,401,000
152,500		*	TRI Pointe Group, Inc.		1,927,600
16,900		*	Visteon Corp.		1,138,215
70,000			Wolverine World Wide, Inc.		2,501,100
					27,493,426
			Consumer Staples—3.5%
56,300			Energizer Holdings, Inc.		2,529,559
40,000		*	Performance Food Group Co.		1,585,600
67,877			Tootsie Roll Industries, Inc.		2,527,739
44,000		*	U.S. Foods Holding Corp.		1,536,040
					8,178,938
			Energy—5.4%
90,600		*	Carrizo Oil & Gas, Inc.		1,129,782
63,000			Delek U.S. Holdings, Inc.		2,294,460
124,500		*	Jagged Peak Energy, Inc.		1,303,515
165,900		*	Keane Group, Inc.		1,806,651
113,000			Liberty Oilfield Services, Inc. - Class "A"		1,739,070
169,000		*	Oasis Petroleum, Inc.		1,020,760
52,400			PBF Energy, Inc. - Class "A"		1,631,736
119,900		*	WPX Energy, Inc.		1,571,889
					12,497,863
			Financials—24.5%
112,600		*	AllianceBernstein Holding, LP (MLP)		3,253,014
88,890			Amalgamated Bank - Class "A"		1,391,129
27,500			American Financial Group, Inc.		2,645,775
91,800			Berkshire Hills Bancorp, Inc.		2,500,632
63,000			Brown & Brown, Inc.		1,859,130
73,500			Capstar Financial Holdings, Inc.		1,061,340
185,000			CNO Financial Group, Inc.		2,993,300
88,000			Great Western Bancorp, Inc.		2,779,920
26,000			IBERIABANK Corp.		1,864,460
36,600			Independent Bank Group, Inc.		1,877,214
17,900			iShares Russell 2000 Value (ETF)		2,146,210
42,600			James River Group Holdings, Ltd.		1,707,408
33,500			Kemper Corp.		2,550,690
96,700			OceanFirst Financial Corp.		2,326,602
179,500			Old National Bancorp of Indiana		2,943,800
41,000			Prosperity Bancshares, Inc.		2,831,460
37,400			QCR Holdings, Inc.		1,268,608
77,400		*	Seacoast Banking Corp.		2,039,490
119,000			Simmons First National Corp. - Class "A"		2,913,120
197,900			Sterling Bancorp		3,686,877
59,900			Synovus Financial Corp.		2,058,164
152,000			TCF Financial Corp.		3,144,880
94,200			Veritex Holdings, Inc.		2,281,524
156,900			Waddell & Reed Financial, Inc. - Class "A"		2,712,801
					56,837,548
			Health Care—6.1%
16,000		*	Charles River Laboratories International, Inc.		2,324,000
21,600			Hill-Rom Holdings, Inc.		2,286,576
16,700		*	ICON, PLC		2,280,886
66,500			Phibro Animal Health Corp. - Class "A"		2,194,500
113,500		*	Prestige Brands, Inc.		3,394,785
17,000			SPDR S&P Biotech (ETF)		1,539,180
					14,019,927
			Industrials—13.6%
58,000			AAR Corp.		1,885,580
94,800		*	Atkore International Group Co.		2,041,044
64,300			Columbus McKinnon Corp.		2,208,705
34,900			Comfort Systems USA, Inc.		1,828,411
39,400			ESCO Technologies, Inc.		2,640,982
76,500		*	Gardner Denver Holdings, Inc.		2,127,465
9,500			ICF International, Inc.		722,760
35,000			Kennametal, Inc.		1,286,250
42,800			Korn/Ferry International		1,916,584
39,900			Park-Ohio Holdings Corp.		1,291,962
28,100			Regal Beloit Corp.		2,300,547
55,000			Schneider National, Inc. - Class "B"		1,157,750
23,000			SPDR S&P Transportation (ETF)		1,389,885
85,800		*	SPX Corp.		2,984,982
20,800			Standex International Corp.		1,526,720
59,500			Timken Co.		2,595,390
51,300			Triton International, Ltd.		1,595,430
					31,500,447
			Information Technology—11.4%
17,600		*	Alpha & Omega Semiconductor, Ltd.		202,576
83,900		*	ARRIS International, PLC		2,652,079
40,000		*	Cree, Inc.		2,288,800
47,000		*	Diodes, Inc.		1,630,900
62,000		*	Ichor Holdings, Ltd.		1,399,960
9,000		*	MicroStrategy, Inc.		1,298,250
24,500			MKS Instruments, Inc.		2,279,725
55,500		*	NETGEAR, Inc.		1,838,160
233,000		*	PDF Solutions, Inc.		2,877,550
86,000		*	Perficient, Inc.		2,355,540
206,000			Travelport Worldwide, Ltd.		3,240,380
168,000		*	TTM Technologies, Inc.		1,970,640
40,900		*	Verint Systems, Inc.		2,448,274
					26,482,834
			Materials—6.4%
20,800			AptarGroup, Inc.		2,212,912
72,600		*	Ferro Corp.		1,374,318
24,000			Greif, Inc.		990,000
55,000		*	Livent Corp.		675,400
71,400			Louisiana-Pacific Corp.		1,740,732
124,400		*	PQ Group Holdings, Inc.		1,887,148
32,500			Schweitzer-Mauduit International., Inc.		1,258,400
35,600			Sensient Technologies Corp.		2,413,324
55,000			SPDR S&P Metals & Mining (ETF)		1,632,400
14,000			Trinseo SA		634,200
					14,818,834
			Real Estate—7.0%
103,600			Americold Realty Trust (REIT)		3,160,836
122,100			Brixmor Property Group, Inc. (REIT)		2,242,977
61,000			Douglas Emmett, Inc. (REIT)		2,465,620
17,000			Federal Realty Investment Trust (REIT)		2,343,450
80,298			Industrial Logistics Properties Trust (REIT)		1,619,611
46,200			JBG SMITH Properties (REIT)		1,910,370
110,900			Sunstone Hotel Investors, Inc. (REIT)		1,596,960
45,000			Tanger Factory Outlet Centers, Inc. (REIT)		944,100
					16,283,924
			Utilities—5.3%
52,400			Black Hills Corp.		3,881,268
27,200			IDACORP, Inc.		2,707,488
29,100			Pinnacle West Capital Corp.		2,781,378
56,800			Portland General Electric Co.		2,944,512
					12,314,646
Total Value of Common Stocks (cost $200,108,365)					222,373,539
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.6%
			U.S. Treasury Bills:
$3,000	M		2.37%, 4/9/2019		2,998,419
3,000	M		2.396%, 4/11/2019		2,998,026
Total Value of Short-Term U.S. Government Obligations (cost $5,996,419)					5,996,445
Total Value of Investments (cost $206,104,784)				98.6%	228,369,984
Other Assets, Less Liabilities				1.4	3,319,776
Net Assets				100.0%	$ 231,689,760

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depository Receipts

At March 31, 2019, the cost of investments for federal income tax purposes was
$206,187,610. Accumulated net unrealized appreciation on investments was
$22,182,374, consisting of $35,299,377 gross unrealized appreciation and
$13,117,003 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$222,373,539	$-	$-	$222,373,539
Short-Term U.S. Government
Obligations	-	5,996,445	-	5,996,445
Total Investments in Securities*	$222,373,539	$5,996,445	$-	$228,369,984

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
March 31, 2019

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS—55.5%
			Communication Services—4.5%
450		*	Alphabet, Inc. - Class "A"		$ 529,600
9,000			AT&T, Inc.		282,240
5,460			CBS Corp. - Class "B"		259,514
7,100			Comcast Corp. - Special Shares "A"		283,858
2,650		*	Take-Two Interactive Software, Inc.		250,081
7,650			Verizon Communications, Inc.		452,345
4,070			Walt Disney Co.		451,892
					2,509,530
			Consumer Discretionary—3.5%
155		*	Amazon.com, Inc.		276,016
7,750			American Eagle Outfitters, Inc.		171,817
7,070			Aramark Holdings Corp.		208,918
1,350		*	Burlington Stores, Inc.		211,518
1,650			Home Depot, Inc.		316,619
3,400			Lowe's Cos., Inc.		372,198
1,800			Ross Stores, Inc.		167,580
7,860			Tapestry, Inc.		255,371
					1,980,037
			Consumer Staples—4.5%
10,350			Coca-Cola Co.		485,001
5,859			Koninklijke Ahold Delhaize NV (ADR)		155,703
4,850			Mondelez International, Inc. - Class "A"		242,112
4,210			PepsiCo, Inc.		515,936
3,730			Philip Morris International, Inc.		329,695
3,560			Procter & Gamble Co.		370,418
3,960			Walmart, Inc.		386,219
					2,485,084
			Energy—5.0%
11,695			BP, PLC (ADR)		511,305
4,000			Chevron Corp.		492,720
3,220			ConocoPhillips		214,903
26,650			EnCana Corp.		192,946
1,260			EOG Resources, Inc.		119,927
4,350			ExxonMobil Corp.		351,480
4,340			Marathon Petroleum Corp.		259,749
3,460			Schlumberger, Ltd.		150,752
7,580			Suncor Energy, Inc.		245,819
3,250			Valero Energy Corp.		275,698
					2,815,299
			Financials—9.6%
2,750			American Express Co.		300,575
13,410			Bank of America Corp.		369,982
2,760			Chubb, Ltd.		386,621
4,400			Citigroup, Inc.		273,768
2,480			Citizens Financial Group, Inc.		80,600
1,450			Goldman Sachs Group, Inc.		278,385
6,200			Hamilton Lane, Inc. - Class "A"		270,196
6,490			JPMorgan Chase & Co.		656,983
3,100			MetLife, Inc.		131,967
5,250			Morgan Stanley		221,550
2,620			PNC Financial Services Group, Inc.		321,369
5,850			Popular, Inc.		304,961
5,620			Regions Financial Corp.		79,523
11,250			Sterling Bancorp		209,588
10,100			Synchrony Financial		322,190
2,650			Travelers Cos., Inc.		363,474
7,990			U.S. Bancorp		385,038
9,160			Wells Fargo & Co.		442,611
					5,399,381
			Health Care—9.7%
4,710			Abbott Laboratories		376,517
1,050			Anthem, Inc.		301,329
1,837			Baxter International, Inc.		149,366
650		*	Centene Corp.		34,515
1,550		*	Charles River Laboratories International, Inc.		225,137
1,600			Eli Lilly & Co.		207,616
2,650		*	Exact Sciences Corp.		229,543
3,990			Hill-Rom Holdings, Inc.		422,381
1,420			Johnson & Johnson		198,502
5,450			Koninklijke Philips NV (ADR)		222,687
3,940			Medtronic, PLC		358,855
5,570			Merck & Co., Inc.		463,257
6,600			Pfizer, Inc.		280,302
9,200			Smith & Nephew, PLC (ADR)		369,012
1,940			Thermo Fisher Scientific, Inc.		531,017
1,500		*	Vertex Pharmaceuticals, Inc.		275,925
3,700			Zimmer Biomet Holdings, Inc.		472,490
3,150			Zoetis, Inc.		317,111
					5,435,562
			Industrials—5.0%
7,700		*	Gardner Denver Holdings, Inc.		214,137
3,060			Honeywell International, Inc.		486,295
2,800			Ingersoll-Rand, PLC		302,260
2,400			Kansas City Southern, Inc.		278,352
1,500			Lockheed Martin Corp.		450,240
2,390			Stanley Black & Decker, Inc.		325,446
1,700			Union Pacific Corp.		284,240
3,730			United Technologies Corp.		480,760
					2,821,730
			Information Technology—12.7%
750		*	Adobe Systems, Inc.		199,867
1,790			Apple, Inc.		340,010
10,003			Cisco Systems, Inc.		540,062
5,350		*	Cree, Inc.		306,127
4,850		*	Fiserv, Inc.		428,158
750		*	FleetCor Technologies, Inc.		184,942
11,290			Intel Corp.		606,273
7,050			Maxim Integrated Products, Inc.		374,849
4,450		*	Mellanox Technologies, Ltd.		526,702
4,610			Microsoft Corp.		543,703
9,650			Nintendo Co., Ltd. (ADR)		346,146
1,000			NVIDIA Corp.		179,560
4,050			Oracle Corp.		217,526
8,450			QUALCOMM, Inc.		481,904
2,800		*	salesforce.com, inc.		443,436
3,750		*	Synopsys, Inc.		431,813
2,100			Texas Instruments, Inc.		222,747
2,900			Visa, Inc. - Class "A"		452,951
2,600		*	Worldpay, Inc. - Class "A"		295,100
					7,121,876
			Materials—1.0%
5,350			DowDuPont, Inc.		285,208
1,650			Linde, PLC		290,285
					575,493
Total Value of Common Stocks (cost $26,480,019)					31,143,992
			CORPORATE BONDS—19.4%
			Aerospace/Defense—.5%
$300	M		Rockwell Collins, Inc., 3.5%, 3/15/2027		296,501
			Automotive—1.5%
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		103,662
308	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026		318,150
200	M		Lear Corp., 5.25%, 1/15/2025		208,004
200	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		199,528
					829,344
			Energy—4.7%
300	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	302,224
300	M		Cimarex Energy Co., 4.375%, 3/15/2029		309,347
300	M		Continental Resources, Inc., 5%, 9/15/2022		302,470
300	M		Enterprise Products Operating, 7.55%, 4/15/2038		404,816
300	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		303,600
150	M		Kinder Morgan, Inc., 5.625%, 11/15/2023	(a)	163,900
400	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		434,409
300	M		Midwest Connector Capital Co., LLC, 4.625%, 4/1/2029	(a)	310,252
100	M		Valero Energy Corp., 6.625%, 6/15/2037		122,667
					2,653,685
			Financial Services—1.5%
400	M		Brookfield Finance, Inc., 4%, 4/1/2024		405,852
100	M		ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)	103,099
100	M		Key Bank NA, 3.4%, 5/20/2026		99,198
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	105,100
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019		100,881
					814,130
			Financials—2.3%
100	M		Bank of America Corp., 5.875%, 2/7/2042		125,031
			Citigroup, Inc.:
100	M		4.5%, 1/14/2022		104,342
100	M		4.3%, 11/20/2026		101,728
100	M		Deutsche Bank AG of New York, 3.7%, 5/30/2024		96,046
			JPMorgan Chase & Co.:
100	M		4.452%, 12/5/2029		106,527
100	M		6.4%, 5/15/2038		129,872
			Morgan Stanley:
200	M		5.5%, 7/28/2021		211,700
200	M		4%, 7/23/2025		206,033
200	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)	208,163
					1,289,442
			Forest Products/Containers—.6%
250	M		Packaging Corp. of America, 3.4%, 12/15/2027		243,489
100	M		Rock-Tenn Co., 4.9%, 3/1/2022		104,543
					348,032
			Health Care—1.4%
			CVS Health Corp.:
200	M		3.875%, 7/20/2025		202,585
500	M		5.05%, 3/25/2048		504,462
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		104,506
					811,553
			Information Technology—1.0%
300	M		Corning, Inc., 7.25%, 8/15/2036		354,284
200	M		Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	205,264
					559,548
			Manufacturing—.7%
300	M		Crane Co., 4.2%, 3/15/2048		283,603
100	M		Johnson Controls International, PLC, 5%, 3/30/2020		102,110
					385,713
			Media-Cable TV—.7%
			Comcast Corp.:
300	M		4.25%, 1/15/2033		316,918
100	M		5.15%, 3/1/2020		102,206
					419,124
			Media-Diversified—.2%
100	M		Time Warner, Inc., 3.6%, 7/15/2025		99,844
			Metals/Mining—.6%
235	M		Glencore Funding, LLC, 4.625%, 4/29/2024	(a)	242,974
100	M		Newmont Mining Corp., 5.125%, 10/1/2019		101,121
					344,095
			Real Estate—1.5%
300	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		302,123
200	M		Digital Realty Trust, LP, 4.75%, 10/1/2025		212,251
100	M		HCP, Inc., 4.25%, 11/15/2023		104,255
200	M		Vornado Realty, LP, 3.5%, 1/15/2025		198,672
					817,301
			Retail-General Merchandise—.2%
100	M		Home Depot, Inc., 5.875%, 12/16/2036		125,978
			Schools—.2%
100	M		Yale University, 2.086%, 4/15/2019		99,975
			Telecommunications—.6%
200	M		AT&T, Inc., 4.25%, 3/1/2027		205,817
100	M		Verizon Communications, Inc., 4.272%, 1/15/2036		101,296
					307,113
			Transportation—.5%
250	M		Air Lease Corp., 3.875%, 7/3/2023		252,864
			Utilities—.7%
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		104,290
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		104,056
100	M		Ohio Power Co., 5.375%, 10/1/2021		106,552
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		98,125
					413,023
Total Value of Corporate Bonds (cost $11,102,238)					10,867,265
			RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.9%
			Fannie Mae—5.1%
206	M		3%, 5/1/2029 - 11/1/2030		208,127
300	M		3.5%, 11/1/2028 - 1/1/2048		306,736
707	M		4%, 7/1/2041 - 8/1/2047		732,466
1,474	M		4.5%, 8/1/2041 - 1/1/2049	(b)	1,540,932
64	M		5%, 3/1/2042		69,312
					2,857,573
			Freddie Mac—.8%
285	M		3.5%, 5/1/2033 - 7/1/2044		292,903
62	M		4%, 7/1/2044 - 4/1/2045		63,917
98	M		4.5%, 12/1/2043		103,010
					459,830
Total Value of Residential Mortgage-Backed Securities (cost $3,341,350)					3,317,403
			U.S. GOVERNMENT OBLIGATIONS—5.1%
			U.S. Treasury Bonds:
300	M		3%, 8/15/2048		310,611
100	M		3.125%, 8/15/2044		106,021
150	M		3.125%, 5/15/2048		159,088
900	M		3.375%, 11/15/2048		1,001,831
			U.S. Treasury Notes:
150	M		2%, 11/30/2022		148,793
100	M		2%, 11/15/2026		97,586
100	M		2.625%, 12/31/2023		101,715
900	M		3.125%, 11/15/2028		954,826
Total Value of U. S. Government Obligations (cost $2,780,958)					2,880,471
			ASSET-BACKED SECURITIES—2.3%
			Fixed Autos—1.8%
300	M		AmeriCredit Automobile Receivable Trust, 3.13%, 2/18/2025		302,535
700	M		Hertz Vehicle Financing Trust, 2.96%, 10/25/2021		698,536
					1,001,071
			Fixed Communication Services—.5%
			Verizon Owner Trust:
200	M		1.92%, 12/20/2021	(a)	198,904
100	M		3.23%, 4/20/2023		101,246
					300,150
Total Value of Asset-Backed Securities (cost $1,291,957)					1,301,221
			EXCHANGE TRADED FUNDS—1.8%
11,165			iShares iBoxx USD High Yield Corporate Bond ETF (ETF)		965,437
1,675			SPDR Bloomberg Barclays High Yield Bond ETF (ETF)		60,250
Total Value of Exchange Traded Funds (cost $1,013,888)					1,025,687
			COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
			Federal Home Loan Mortgage Corporation
543	M		Multi-Family Structured Pass-Throughs, 3.725%, 12/25/2027 (cost $553,913)		572,943
			COLLATERALIZED MORTGAGE OBLIGATIONS—.5%
245	M		Fannie Mae, 2.9865%, 12/25/2027 (cost $234,827)	†	246,006
			U.S. GOVERNMENT AGENCY OBLIGATIONS—.4%
200	M		Federal Farm Credit Bank, 3%, 9/13/2029 (cost $188,980)		197,837
			PASS-THROUGH CERTIFICATES—. 3%
			Transportation
195	M		American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $196,179)		190,405
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—2.7%
1,500	M		U.S. Treasury Bills, 2.396%, 4/11/2019 (cost $1,499,001)		1,499,013
Total Value of Investments (cost $48,683,310)			94.9%		53,242,243
Other Assets, Less Liabilities			5.1		2,866,826
Net Assets			100.0%		$ 56,109,069

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2019, the Fund held nine 144A securities with an aggregate value of $1,839,880 representing 3.3% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2019.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Funds
	PTT	Pass-Through Trust
	SPDR	Standard & Poor's Depository Receipts
	USD	United States Dollar

At March 31, 2019, the cost of investments for federal income tax purposes was
$48,819,586. Accumulated net unrealized appreciation on investments was
$4,422,657, consisting of $5,447,494 gross unrealized appreciation and $1,024,837 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$31,143,992	$-	$-	$31,143,992
Corporate Bonds	-	10,867,265	-	10,867,265
Residential
Mortgage-Backed Securities	-	3,317,403	-	3,317,403
U.S. Government Obligations	-	2,880,471	-	2,880,471
Asset-Backed Securities	-	1,301,221	-	1,301,221
Exchange Traded Funds	1,025,687	-	-	1,025,687
Commercial Mortgage-Backed
Securities	-	572,943	-	572,943
Collateralized Mortgage
Obligations	-	246,006	-	246,006
U.S. Government Agency
Obligations	-	197,837	-	197,837
Pass-Through Certificates	-	190,405	-	190,405
Short-Term U.S. Government
Obligations	-	1,499,013	-	1,499,013
Total Investments in Securities*	$32,169,679	$21,072,564	$-	$53,242,243

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset-backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended March 31, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (the "Board"). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value certain foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, covered, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Options contracts are categorized in Level 2 to the extent that the inputs are observable and timely. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of March 31, 2019, is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives – Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that isbased on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended March 31, 2019 was related to the use of written and purchased options and futures contracts, as described further below.

Options Contracts – Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At March 31, 2019, the Covered Call Strategy Fund, Equity Income Fund and Growth & Income Fund had investments in options contracts, which are listed in their Portfolios of Investments.

Futures Contracts – The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser’s, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At March 31, 2019, the Funds had no investments in futures contracts.